Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000033625
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. AI Enhanced Value Fund
Trading Symbol	AIVL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 7.18% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Utilities, Industrials and Communication Services driven by a mix of strong stock selection and allocation effects.

  Consumer Staples exposure also produced a positive performance contribution from allocation effects, resulting from an underweight to an underperforming sector.

  Health Care and Financials produced approximately equivalent negative performance effects, both stemming primarily from poor stock selection.

  The largest detractor was Information Technology which was primarily due to poor stock selection effects compounded by negative allocation impacts, stemming from an underweight when it outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. AI Enhanced Value FundFootnote Reference(1) $20,494	MSCI USA Index $37,584	Russell 1000® Index $36,964	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,999	$10,049	$10,054	$10,210	$10,211
05/31/16	$10,004	$10,233	$10,230	$10,369	$10,304
06/30/16	$10,303	$10,260	$10,254	$10,458	$10,396
07/31/16	$10,650	$10,649	$10,644	$10,762	$10,678
08/31/16	$10,519	$10,665	$10,658	$10,845	$10,741
09/30/16	$10,590	$10,677	$10,667	$10,822	$10,701
10/31/16	$10,415	$10,474	$10,459	$10,655	$10,539
11/30/16	$10,814	$10,853	$10,871	$11,263	$11,203
12/31/16	$10,929	$11,055	$11,075	$11,545	$11,488
01/31/17	$11,023	$11,284	$11,298	$11,627	$11,564
02/28/17	$11,366	$11,728	$11,735	$12,045	$12,009
03/31/17	$11,327	$11,744	$11,743	$11,922	$11,866
04/30/17	$11,296	$11,871	$11,867	$11,900	$11,858
05/31/17	$11,298	$12,033	$12,018	$11,888	$11,820
06/30/17	$11,373	$12,109	$12,102	$12,083	$12,044
07/31/17	$11,514	$12,355	$12,342	$12,243	$12,210
08/31/17	$11,447	$12,396	$12,381	$12,101	$12,068
09/30/17	$11,780	$12,649	$12,644	$12,459	$12,463
10/31/17	$11,890	$12,938	$12,934	$12,549	$12,607
11/30/17	$12,301	$13,332	$13,329	$12,934	$13,034
12/31/17	$12,436	$13,477	$13,477	$13,122	$13,252
01/31/18	$12,825	$14,250	$14,217	$13,630	$13,802
02/28/18	$12,269	$13,727	$13,695	$12,979	$13,045
03/31/18	$11,973	$13,392	$13,384	$12,751	$12,779
04/30/18	$12,119	$13,446	$13,430	$12,793	$12,843
05/31/18	$12,275	$13,774	$13,773	$12,869	$12,876
06/30/18	$12,422	$13,867	$13,862	$12,901	$12,958
07/31/18	$12,824	$14,365	$14,340	$13,411	$13,483
08/31/18	$13,003	$14,841	$14,834	$13,609	$13,666
09/30/18	$13,052	$14,909	$14,890	$13,636	$13,717
10/31/18	$12,270	$13,874	$13,837	$12,930	$12,987
11/30/18	$12,449	$14,144	$14,118	$13,316	$13,329
12/31/18	$11,267	$12,870	$12,833	$12,038	$12,066
01/31/19	$12,228	$13,928	$13,908	$12,975	$13,100
02/28/19	$12,385	$14,395	$14,379	$13,389	$13,395
03/31/19	$12,570	$14,661	$14,629	$13,474	$13,537
04/30/19	$12,883	$15,249	$15,220	$13,952	$14,095
05/31/19	$11,791	$14,285	$14,250	$13,055	$13,028
06/30/19	$12,727	$15,288	$15,250	$13,992	$14,081
07/31/19	$12,865	$15,524	$15,487	$14,108	$14,329
08/31/19	$12,484	$15,254	$15,204	$13,693	$13,958
09/30/19	$13,091	$15,525	$15,467	$14,182	$14,480
10/31/19	$13,180	$15,863	$15,795	$14,380	$14,864
11/30/19	$13,535	$16,460	$16,392	$14,825	$15,437
12/31/19	$14,018	$16,942	$16,865	$15,233	$15,918
01/31/20	$13,539	$16,976	$16,883	$14,905	$15,498
02/29/20	$12,170	$15,591	$15,504	$13,461	$14,024
03/31/20	$9,870	$13,614	$13,455	$11,161	$11,885
04/30/20	$11,051	$15,404	$15,233	$12,416	$13,157
05/31/20	$11,289	$16,206	$16,037	$12,841	$13,577
06/30/20	$11,373	$16,576	$16,391	$12,756	$13,447
07/31/20	$11,696	$17,559	$17,351	$13,260	$13,939
08/31/20	$12,015	$18,878	$18,625	$13,808	$14,438
09/30/20	$11,733	$18,174	$17,944	$13,469	$14,092
10/31/20	$11,487	$17,701	$17,511	$13,292	$13,810
11/30/20	$12,873	$19,749	$19,573	$15,080	$15,589
12/31/20	$13,204	$20,563	$20,401	$15,658	$16,134
01/31/21	$13,282	$20,372	$20,233	$15,515	$15,879
02/28/21	$13,733	$20,904	$20,819	$16,453	$16,819
03/31/21	$14,871	$21,691	$21,607	$17,421	$17,872
04/30/21	$15,250	$22,871	$22,770	$18,117	$18,539
05/31/21	$15,702	$22,981	$22,878	$18,540	$18,987
06/30/21	$15,477	$23,621	$23,451	$18,328	$18,764
07/31/21	$15,488	$24,180	$23,939	$18,475	$18,912
08/31/21	$15,757	$24,893	$24,631	$18,841	$19,238
09/30/21	$15,082	$23,718	$23,500	$18,185	$18,605
10/31/21	$15,492	$25,372	$25,131	$19,108	$19,459
11/30/21	$15,172	$25,117	$24,794	$18,435	$18,826
12/31/21	$16,390	$26,109	$25,798	$19,598	$20,152
01/31/22	$15,983	$24,631	$24,343	$19,142	$19,825
02/28/22	$15,865	$23,909	$23,675	$18,919	$19,540
03/31/22	$16,089	$24,750	$24,474	$19,454	$20,119
04/30/22	$15,387	$22,506	$22,293	$18,356	$19,141
05/31/22	$15,800	$22,457	$22,259	$18,713	$19,454
06/30/22	$14,499	$20,598	$20,395	$17,078	$17,853
07/31/22	$15,425	$22,519	$22,294	$18,211	$18,907
08/31/22	$14,825	$21,637	$21,438	$17,668	$18,370
09/30/22	$13,421	$19,631	$19,454	$16,119	$16,814
10/31/22	$14,730	$21,189	$21,015	$17,771	$18,748
11/30/22	$15,736	$22,342	$22,152	$18,882	$19,877
12/31/22	$15,204	$21,028	$20,863	$18,121	$19,100
01/31/23	$15,908	$22,412	$22,262	$19,060	$20,436
02/28/23	$15,304	$21,877	$21,733	$18,388	$19,828
03/31/23	$15,245	$22,654	$22,420	$18,303	$20,087
04/30/23	$15,408	$22,941	$22,698	$18,579	$20,431
05/31/23	$14,606	$23,090	$22,804	$17,862	$20,042
06/30/23	$15,645	$24,630	$24,344	$19,049	$21,420
07/31/23	$16,226	$25,478	$25,181	$19,719	$22,151
08/31/23	$15,775	$25,049	$24,740	$19,186	$21,544
09/30/23	$15,013	$23,874	$23,578	$18,446	$20,544
10/31/23	$14,348	$23,325	$23,008	$17,795	$20,190
11/30/23	$15,499	$25,524	$25,157	$19,138	$22,122
12/31/23	$16,289	$26,727	$26,398	$20,198	$23,345
01/31/24	$16,234	$27,143	$26,767	$20,219	$23,415
02/29/24	$16,608	$28,599	$28,212	$20,965	$24,128
03/31/24	$17,369	$29,509	$29,116	$22,013	$25,225
04/30/24	$16,674	$28,291	$27,877	$21,073	$24,141
05/31/24	$17,282	$29,642	$29,190	$21,741	$24,859
06/30/24	$17,144	$30,702	$30,156	$21,536	$24,697
07/31/24	$18,184	$31,088	$30,595	$22,637	$25,869
08/31/24	$18,879	$31,837	$31,320	$23,244	$26,634
09/30/24	$19,207	$32,522	$31,990	$23,567	$26,932
10/31/24	$18,814	$32,282	$31,766	$23,308	$26,590
11/30/24	$19,785	$34,303	$33,812	$24,796	$28,125
12/31/24	$18,496	$33,430	$32,869	$23,100	$26,214
01/31/25	$19,183	$34,447	$33,915	$24,169	$26,972
02/28/25	$19,536	$33,905	$33,322	$24,267	$27,087
03/31/25	$19,121	$31,921	$31,394	$23,593	$26,287
04/30/25	$18,476	$31,758	$31,207	$22,874	$25,348
05/31/25	$19,199	$33,807	$33,199	$23,678	$26,112
06/30/25	$19,769	$35,547	$34,880	$24,487	$27,074
07/31/25	$19,718	$36,360	$35,655	$24,628	$27,314
08/31/25	$20,029	$37,074	$36,406	$25,412	$28,254
09/30/25	$20,071	$38,435	$37,668	$25,792	$28,752
10/31/25	$19,786	$39,348	$38,481	$25,906	$29,076
11/30/25	$20,158	$39,359	$38,574	$26,594	$29,567
12/31/25	$20,277	$39,363	$38,577	$26,774	$29,671
01/31/26	$21,110	$39,872	$39,108	$27,996	$30,412
02/28/26	$21,778	$39,521	$38,898	$28,722	$31,103
03/31/26	$20,494	$37,584	$36,964	$27,337	$29,681

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	7.18%	6.62%	7.44%
MSCI USA Index	17.74%	11.62%	14.16%
Russell 1000® Index	17.74%	11.34%	13.97%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%

AssetsNet	$ 373,575,713
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,460,011
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$373,575,713 # of Portfolio Holdings102 Portfolio Turnover Rate94% Investment Advisory Fees Paid, Net$1,460,011
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	18.8%
Industrials	18.5%
Information Technology	13.7%
Health Care	11.1%
Consumer Staples	10.0%
Utilities	9.5%
Materials	5.5%
Consumer Discretionary	4.5%
Communication Services	3.9%
Energy	2.9%
Other Sectors	1.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Bank of America Corp.	4.0%
Procter & Gamble Co.	3.5%
Medtronic PLC	3.3%
U.S. Bancorp	3.2%
Altria Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Teledyne Technologies, Inc.	3.1%
Nasdaq, Inc.	3.1%
Honeywell International, Inc.	3.0%
Micron Technology, Inc.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033628
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Dividend Fund
Trading Symbol	DHS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.30% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Financials, primarily due to positive stock selection effects.

  Information Technology and Consumer Staples exposure weighed negatively on performance due to negative allocation effects resulting from an underweight position.

  Industrials and Materials also negatively impacted performance due to negative stock selection.

  During the period, an allocation to the highest dividend-yielding companies was additive for performance due to positive allocation effects stemming from an overweight. The only dividend yield quintile group to produce a negative impact for Fund performance was the fifth quintile, corresponding to the lowest dividend yield group, which produced negative allocation effects resulting from a deep underweight.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. High Dividend Fund $24,958	MSCI USA Index $37,584	Russell 1000® Index $36,964	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681	WisdomTree U.S. High Dividend Index $25,992
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,056	$10,049	$10,054	$10,210	$10,211	$10,057
05/31/16	$10,190	$10,233	$10,230	$10,369	$10,304	$10,194
06/30/16	$10,631	$10,260	$10,254	$10,458	$10,396	$10,641
07/31/16	$10,825	$10,649	$10,644	$10,762	$10,678	$10,838
08/31/16	$10,676	$10,665	$10,658	$10,845	$10,741	$10,690
09/30/16	$10,698	$10,677	$10,667	$10,822	$10,701	$10,715
10/31/16	$10,381	$10,474	$10,459	$10,655	$10,539	$10,403
11/30/16	$10,632	$10,853	$10,871	$11,263	$11,203	$10,660
12/31/16	$10,922	$11,055	$11,075	$11,545	$11,488	$10,955
01/31/17	$10,891	$11,284	$11,298	$11,627	$11,564	$10,926
02/28/17	$11,260	$11,728	$11,735	$12,045	$12,009	$11,303
03/31/17	$11,202	$11,744	$11,743	$11,922	$11,866	$11,247
04/30/17	$11,165	$11,871	$11,867	$11,900	$11,858	$11,212
05/31/17	$11,210	$12,033	$12,018	$11,888	$11,820	$11,260
06/30/17	$11,258	$12,109	$12,102	$12,083	$12,044	$11,312
07/31/17	$11,406	$12,355	$12,342	$12,243	$12,210	$11,465
08/31/17	$11,351	$12,396	$12,381	$12,101	$12,068	$11,412
09/30/17	$11,620	$12,649	$12,644	$12,459	$12,463	$11,686
10/31/17	$11,668	$12,938	$12,934	$12,549	$12,607	$11,736
11/30/17	$12,082	$13,332	$13,329	$12,934	$13,034	$12,160
12/31/17	$12,198	$13,477	$13,477	$13,122	$13,252	$12,283
01/31/18	$12,371	$14,250	$14,217	$13,630	$13,802	$12,461
02/28/18	$11,626	$13,727	$13,695	$12,979	$13,045	$11,710
03/31/18	$11,504	$13,392	$13,384	$12,751	$12,779	$11,590
04/30/18	$11,554	$13,446	$13,430	$12,793	$12,843	$11,645
05/31/18	$11,729	$13,774	$13,773	$12,869	$12,876	$11,825
06/30/18	$11,897	$13,867	$13,862	$12,901	$12,958	$12,003
07/31/18	$12,228	$14,365	$14,340	$13,411	$13,483	$12,341
08/31/18	$12,382	$14,841	$14,834	$13,609	$13,666	$12,499
09/30/18	$12,402	$14,909	$14,890	$13,636	$13,717	$12,524
10/31/18	$11,989	$13,874	$13,837	$12,930	$12,987	$12,111
11/30/18	$12,388	$14,144	$14,118	$13,316	$13,329	$12,515
12/31/18	$11,313	$12,870	$12,833	$12,038	$12,066	$11,423
01/31/19	$12,211	$13,928	$13,908	$12,975	$13,100	$12,347
02/28/19	$12,495	$14,395	$14,379	$13,389	$13,395	$12,633
03/31/19	$12,671	$14,661	$14,629	$13,474	$13,537	$12,810
04/30/19	$12,863	$15,249	$15,220	$13,952	$14,095	$13,005
05/31/19	$12,142	$14,285	$14,250	$13,055	$13,028	$12,276
06/30/19	$12,856	$15,288	$15,250	$13,992	$14,081	$13,006
07/31/19	$12,944	$15,524	$15,487	$14,108	$14,329	$13,099
08/31/19	$12,706	$15,254	$15,204	$13,693	$13,958	$12,858
09/30/19	$13,268	$15,525	$15,467	$14,182	$14,480	$13,436
10/31/19	$13,391	$15,863	$15,795	$14,380	$14,864	$13,566
11/30/19	$13,582	$16,460	$16,392	$14,825	$15,437	$13,759
12/31/19	$13,867	$16,942	$16,865	$15,233	$15,918	$14,054
01/31/20	$13,473	$16,976	$16,883	$14,905	$15,498	$13,657
02/29/20	$12,281	$15,591	$15,504	$13,461	$14,024	$12,450
03/31/20	$10,265	$13,614	$13,455	$11,161	$11,885	$10,404
04/30/20	$11,313	$15,404	$15,233	$12,416	$13,157	$11,472
05/31/20	$11,533	$16,206	$16,037	$12,841	$13,577	$11,700
06/30/20	$11,425	$16,576	$16,391	$12,756	$13,447	$11,596
07/31/20	$11,714	$17,559	$17,351	$13,260	$13,939	$11,895
08/31/20	$11,908	$18,878	$18,625	$13,808	$14,438	$12,096
09/30/20	$11,561	$18,174	$17,944	$13,469	$14,092	$11,744
10/31/20	$11,363	$17,701	$17,511	$13,292	$13,810	$11,548
11/30/20	$12,776	$19,749	$19,573	$15,080	$15,589	$12,988
12/31/20	$13,079	$20,563	$20,401	$15,658	$16,134	$13,302
01/31/21	$12,921	$20,372	$20,233	$15,515	$15,879	$13,145
02/28/21	$13,339	$20,904	$20,819	$16,453	$16,819	$13,577
03/31/21	$14,471	$21,691	$21,607	$17,421	$17,872	$14,736
04/30/21	$14,889	$22,871	$22,770	$18,117	$18,539	$15,171
05/31/21	$15,178	$22,981	$22,878	$18,540	$18,987	$15,471
06/30/21	$14,951	$23,621	$23,451	$18,328	$18,764	$15,242
07/31/21	$15,118	$24,180	$23,939	$18,475	$18,912	$15,417
08/31/21	$15,536	$24,893	$24,631	$18,841	$19,238	$15,849
09/30/21	$14,852	$23,718	$23,500	$18,185	$18,605	$15,154
10/31/21	$15,173	$25,372	$25,131	$19,108	$19,459	$15,485
11/30/21	$14,950	$25,117	$24,794	$18,435	$18,826	$15,267
12/31/21	$16,101	$26,109	$25,798	$19,598	$20,152	$16,452
01/31/22	$16,577	$24,631	$24,343	$19,142	$19,825	$16,947
02/28/22	$16,596	$23,909	$23,675	$18,919	$19,540	$16,972
03/31/22	$17,215	$24,750	$24,474	$19,454	$20,119	$17,613
04/30/22	$16,781	$22,506	$22,293	$18,356	$19,141	$17,178
05/31/22	$17,695	$22,457	$22,259	$18,713	$19,454	$18,121
06/30/22	$16,268	$20,598	$20,395	$17,078	$17,853	$16,660
07/31/22	$16,862	$22,519	$22,294	$18,211	$18,907	$17,276
08/31/22	$16,471	$21,637	$21,438	$17,668	$18,370	$16,882
09/30/22	$15,147	$19,631	$19,454	$16,119	$16,814	$15,522
10/31/22	$17,038	$21,189	$21,015	$17,771	$18,748	$17,471
11/30/22	$17,934	$22,342	$22,152	$18,882	$19,877	$18,399
12/31/22	$17,371	$21,028	$20,863	$18,121	$19,100	$17,831
01/31/23	$17,924	$22,412	$22,262	$19,060	$20,436	$18,404
02/28/23	$17,245	$21,877	$21,733	$18,388	$19,828	$17,711
03/31/23	$16,787	$22,654	$22,420	$18,303	$20,087	$17,244
04/30/23	$16,818	$22,941	$22,698	$18,579	$20,431	$17,283
05/31/23	$15,661	$23,090	$22,804	$17,862	$20,042	$16,096
06/30/23	$16,408	$24,630	$24,344	$19,049	$21,420	$16,871
07/31/23	$17,162	$25,478	$25,181	$19,719	$22,151	$17,655
08/31/23	$16,723	$25,049	$24,740	$19,186	$21,544	$17,212
09/30/23	$16,255	$23,874	$23,578	$18,446	$20,544	$16,734
10/31/23	$15,648	$23,325	$23,008	$17,795	$20,190	$16,111
11/30/23	$16,495	$25,524	$25,157	$19,138	$22,122	$16,993
12/31/23	$17,338	$26,727	$26,398	$20,198	$23,345	$17,872
01/31/24	$17,097	$27,143	$26,767	$20,219	$23,415	$17,629
02/29/24	$17,356	$28,599	$28,212	$20,965	$24,128	$17,899
03/31/24	$18,411	$29,509	$29,116	$22,013	$25,225	$18,997
04/30/24	$17,800	$28,291	$27,877	$21,073	$24,141	$18,371
05/31/24	$18,314	$29,642	$29,190	$21,741	$24,859	$18,908
06/30/24	$18,182	$30,702	$30,156	$21,536	$24,697	$18,778
07/31/24	$19,641	$31,088	$30,595	$22,637	$25,869	$20,295
08/31/24	$20,145	$31,837	$31,320	$23,244	$26,634	$20,823
09/30/24	$20,369	$32,522	$31,990	$23,567	$26,932	$21,064
10/31/24	$20,712	$32,282	$31,766	$23,308	$26,590	$21,427
11/30/24	$21,945	$34,303	$33,812	$24,796	$28,125	$22,713
12/31/24	$20,455	$33,430	$32,869	$23,100	$26,214	$21,185
01/31/25	$21,075	$34,447	$33,915	$24,169	$26,972	$21,835
02/28/25	$21,924	$33,905	$33,322	$24,267	$27,087	$22,724
03/31/25	$21,835	$31,921	$31,394	$23,593	$26,287	$22,640
04/30/25	$20,699	$31,758	$31,207	$22,874	$25,348	$21,466
05/31/25	$20,988	$33,807	$33,199	$23,678	$26,112	$21,775
06/30/25	$21,409	$35,547	$34,880	$24,487	$27,074	$22,222
07/31/25	$21,570	$36,360	$35,655	$24,628	$27,314	$22,395
08/31/25	$22,643	$37,074	$36,406	$25,412	$28,254	$23,520
09/30/25	$22,635	$38,435	$37,668	$25,792	$28,752	$23,519
10/31/25	$22,111	$39,348	$38,481	$25,906	$29,076	$22,980
11/30/25	$23,101	$39,359	$38,574	$26,594	$29,567	$24,017
12/31/25	$23,096	$39,363	$38,577	$26,774	$29,671	$24,024
01/31/26	$24,560	$39,872	$39,108	$27,996	$30,412	$25,615
02/28/26	$25,650	$39,521	$38,898	$28,722	$31,103	$26,707
03/31/26	$24,958	$37,584	$36,964	$27,337	$29,681	$25,992

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.30%	11.52%	9.58%
MSCI USA Index	17.74%	11.62%	14.16%
Russell 1000® Index	17.74%	11.34%	13.97%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%
WisdomTree U.S. High Dividend Index	14.81%	12.02%	10.02%

AssetsNet	$ 1,431,054,346
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 4,908,121
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,431,054,346 # of Portfolio Holdings324 Portfolio Turnover Rate38% Investment Advisory Fees Paid, Net$4,908,121
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.1%
Consumer Staples	18.7%
Health Care	15.2%
Energy	10.2%
Communication Services	10.0%
Utilities	9.2%
Consumer Discretionary	4.4%
Industrials	4.2%
Real Estate	2.6%
Information Technology	2.5%
Other Sectors	1.6%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Altria Group, Inc.	4.9%
AbbVie, Inc.	4.4%
Merck & Co., Inc.	4.1%
Philip Morris International, Inc.	4.1%
Exxon Mobil Corp.	4.1%
AT&T, Inc.	3.8%
PepsiCo, Inc.	3.4%
Verizon Communications, Inc.	3.0%
Chevron Corp.	2.9%
Bristol-Myers Squibb Co.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033630
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Dividend Fund
Trading Symbol	DLN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.83% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, Communication Services and Health Care, driven by strong stock selection effects in each sector.

  Consumer Staples and Information Technology also weighed negatively on performance due to negative allocation effects. Consumer Staples was overweighted when it ultimately underperformed, while Information Technology was underweighted when it outperformed.

  Consumer Discretionary was additive due to positive allocation effects resulting from an underweight when it underperformed.

  The Fund's strategy of targeting dividend-paying companies was additive during the period as the top three quintiles by dividend yield, representing those companies paying large dividends, were all additive for performance. Positive stock selection effects were the key drivers, implying that weighting these stocks by their dividend contributions was beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. LargeCap Dividend Fund $31,233	S&P 500® Index $37,594	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681	WisdomTree U.S. LargeCap Dividend Index $32,194
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,038	$10,039	$10,210	$10,211	$10,040
05/31/16	$10,184	$10,219	$10,369	$10,304	$10,188
06/30/16	$10,393	$10,246	$10,458	$10,396	$10,402
07/31/16	$10,674	$10,623	$10,762	$10,678	$10,683
08/31/16	$10,643	$10,638	$10,845	$10,741	$10,656
09/30/16	$10,636	$10,640	$10,822	$10,701	$10,651
10/31/16	$10,434	$10,446	$10,655	$10,539	$10,450
11/30/16	$10,828	$10,833	$11,263	$11,203	$10,847
12/31/16	$11,112	$11,047	$11,545	$11,488	$11,136
01/31/17	$11,185	$11,257	$11,627	$11,564	$11,211
02/28/17	$11,633	$11,704	$12,045	$12,009	$11,665
03/31/17	$11,613	$11,717	$11,922	$11,866	$11,648
04/30/17	$11,649	$11,838	$11,900	$11,858	$11,686
05/31/17	$11,769	$12,004	$11,888	$11,820	$11,811
06/30/17	$11,836	$12,079	$12,083	$12,044	$11,882
07/31/17	$12,021	$12,327	$12,243	$12,210	$12,070
08/31/17	$12,052	$12,365	$12,101	$12,068	$12,105
09/30/17	$12,325	$12,620	$12,459	$12,463	$12,381
10/31/17	$12,531	$12,915	$12,549	$12,607	$12,592
11/30/17	$12,972	$13,311	$12,934	$13,034	$13,041
12/31/17	$13,136	$13,459	$13,122	$13,252	$13,211
01/31/18	$13,640	$14,229	$13,630	$13,802	$13,721
02/28/18	$13,014	$13,705	$12,979	$13,045	$13,091
03/31/18	$12,709	$13,357	$12,751	$12,779	$12,788
04/30/18	$12,714	$13,408	$12,793	$12,843	$12,797
05/31/18	$12,909	$13,731	$12,869	$12,876	$12,995
06/30/18	$12,965	$13,815	$12,901	$12,958	$13,055
07/31/18	$13,484	$14,329	$13,411	$13,483	$13,582
08/31/18	$13,792	$14,796	$13,609	$13,666	$13,895
09/30/18	$13,882	$14,881	$13,636	$13,717	$13,988
10/31/18	$13,258	$13,864	$12,930	$12,987	$13,363
11/30/18	$13,585	$14,146	$13,316	$13,329	$13,694
12/31/18	$12,378	$12,869	$12,038	$12,066	$12,473
01/31/19	$13,254	$13,900	$12,975	$13,100	$13,363
02/28/19	$13,715	$14,346	$13,389	$13,395	$13,831
03/31/19	$13,909	$14,625	$13,474	$13,537	$14,029
04/30/19	$14,396	$15,217	$13,952	$14,095	$14,524
05/31/19	$13,476	$14,250	$13,055	$13,028	$13,590
06/30/19	$14,410	$15,255	$13,992	$14,081	$14,543
07/31/19	$14,612	$15,474	$14,108	$14,329	$14,750
08/31/19	$14,356	$15,229	$13,693	$13,958	$14,491
09/30/19	$14,828	$15,514	$14,182	$14,480	$14,977
10/31/19	$15,072	$15,850	$14,380	$14,864	$15,230
11/30/19	$15,532	$16,425	$14,825	$15,437	$15,704
12/31/19	$15,971	$16,921	$15,233	$15,918	$16,153
01/31/20	$15,696	$16,914	$14,905	$15,498	$15,881
02/29/20	$14,248	$15,522	$13,461	$14,024	$14,414
03/31/20	$12,292	$13,605	$11,161	$11,885	$12,438
04/30/20	$13,709	$15,349	$12,416	$13,157	$13,871
05/31/20	$14,145	$16,080	$12,841	$13,577	$14,316
06/30/20	$14,231	$16,399	$12,756	$13,447	$14,410
07/31/20	$14,743	$17,324	$13,260	$13,939	$14,926
08/31/20	$15,424	$18,569	$13,808	$14,438	$15,620
09/30/20	$14,950	$17,864	$13,469	$14,092	$15,142
10/31/20	$14,512	$17,389	$13,292	$13,810	$14,703
11/30/20	$16,152	$19,292	$15,080	$15,589	$16,369
12/31/20	$16,698	$20,034	$15,658	$16,134	$16,929
01/31/21	$16,496	$19,832	$15,515	$15,879	$16,730
02/28/21	$16,719	$20,378	$16,453	$16,819	$16,954
03/31/21	$17,873	$21,271	$17,421	$17,872	$18,134
04/30/21	$18,500	$22,406	$18,117	$18,539	$18,779
05/31/21	$18,802	$22,563	$18,540	$18,987	$19,090
06/30/21	$18,874	$23,089	$18,328	$18,764	$19,167
07/31/21	$19,301	$23,638	$18,475	$18,912	$19,606
08/31/21	$19,761	$24,357	$18,841	$19,238	$20,079
09/30/21	$18,819	$23,224	$18,185	$18,605	$19,126
10/31/21	$19,905	$24,851	$19,108	$19,459	$20,237
11/30/21	$19,652	$24,679	$18,435	$18,826	$19,986
12/31/21	$20,974	$25,785	$19,598	$20,152	$21,344
01/31/22	$20,658	$24,450	$19,142	$19,825	$21,046
02/28/22	$20,267	$23,718	$18,919	$19,540	$20,654
03/31/22	$20,939	$24,599	$19,454	$20,119	$21,338
04/30/22	$20,053	$22,454	$18,356	$19,141	$20,439
05/31/22	$20,500	$22,495	$18,713	$19,454	$20,906
06/30/22	$18,962	$20,638	$17,078	$17,853	$19,341
07/31/22	$20,033	$22,541	$18,211	$18,907	$20,433
08/31/22	$19,456	$21,622	$17,668	$18,370	$19,846
09/30/22	$17,839	$19,631	$16,119	$16,814	$18,195
10/31/22	$19,796	$21,220	$17,771	$18,748	$20,197
11/30/22	$20,965	$22,406	$18,882	$19,877	$21,397
12/31/22	$20,179	$21,115	$18,121	$19,100	$20,593
01/31/23	$20,723	$22,442	$19,060	$20,436	$21,160
02/28/23	$20,077	$21,894	$18,388	$19,828	$20,502
03/31/23	$20,265	$22,698	$18,303	$20,087	$20,697
04/30/23	$20,583	$23,052	$18,579	$20,431	$21,025
05/31/23	$19,851	$23,152	$17,862	$20,042	$20,283
06/30/23	$20,968	$24,682	$19,049	$21,420	$21,429
07/31/23	$21,637	$25,475	$19,719	$22,151	$22,118
08/31/23	$21,200	$25,069	$19,186	$21,544	$21,674
09/30/23	$20,392	$23,874	$18,446	$20,544	$20,851
10/31/23	$19,907	$23,372	$17,795	$20,190	$20,361
11/30/23	$21,240	$25,507	$19,138	$22,122	$21,731
12/31/23	$22,182	$26,665	$20,198	$23,345	$22,706
01/31/24	$22,466	$27,114	$20,219	$23,415	$23,002
02/29/24	$23,269	$28,561	$20,965	$24,128	$23,832
03/31/24	$24,231	$29,480	$22,013	$25,225	$24,823
04/30/24	$23,270	$28,276	$21,073	$24,141	$23,843
05/31/24	$24,118	$29,678	$21,741	$24,859	$24,719
06/30/24	$24,549	$30,743	$21,536	$24,697	$25,170
07/31/24	$25,427	$31,117	$22,637	$25,869	$26,074
08/31/24	$26,262	$31,872	$23,244	$26,634	$26,938
09/30/24	$26,676	$32,553	$23,567	$26,932	$27,369
10/31/24	$26,593	$32,258	$23,308	$26,590	$27,289
11/30/24	$27,923	$34,151	$24,796	$28,125	$28,664
12/31/24	$26,519	$33,337	$23,100	$26,214	$27,233
01/31/25	$27,424	$34,265	$24,169	$26,972	$28,169
02/28/25	$28,009	$33,818	$24,267	$27,087	$28,780
03/31/25	$27,201	$31,913	$23,593	$26,287	$27,954
04/30/25	$26,408	$31,696	$22,874	$25,348	$27,145
05/31/25	$27,363	$33,692	$23,678	$26,112	$28,134
06/30/25	$28,309	$35,405	$24,487	$27,074	$29,115
07/31/25	$28,705	$36,199	$24,628	$27,314	$29,527
08/31/25	$29,533	$36,933	$25,412	$28,254	$30,387
09/30/25	$30,137	$38,281	$25,792	$28,752	$31,016
10/31/25	$30,053	$39,178	$25,906	$29,076	$30,940
11/30/25	$30,687	$39,274	$26,594	$29,567	$31,598
12/31/25	$30,654	$39,298	$26,774	$29,671	$31,575
01/31/26	$31,725	$39,868	$27,996	$30,412	$32,690
02/28/26	$32,525	$39,565	$28,722	$31,103	$33,521
03/31/26	$31,233	$37,594	$27,337	$29,681	$32,194

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.83%	11.81%	12.06%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%
WisdomTree U.S. LargeCap Dividend Index	15.17%	12.16%	12.40%

AssetsNet	$ 5,646,111,231
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 14,799,262
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,646,111,231 # of Portfolio Holdings310 Portfolio Turnover Rate17% Investment Advisory Fees Paid, Net$14,799,262
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	17.7%
Financials	17.6%
Health Care	13.4%
Consumer Staples	9.5%
Energy	9.4%
Industrials	8.6%
Communication Services	7.6%
Utilities	6.1%
Consumer Discretionary	5.1%
Real Estate	3.8%
Other Sectors	1.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.4%
JPMorgan Chase & Co.	3.3%
Microsoft Corp.	3.0%
Apple, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Chevron Corp.	2.3%
Johnson & Johnson	2.1%
Broadcom, Inc.	1.9%
AbbVie, Inc.	1.6%
Philip Morris International, Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042151
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Fund
Trading Symbol	EPS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 16.52% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 17.80% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Communication Services, driven by a mix of positive allocation and stock selection effects.

  Health Care and Real Estate also contributed positively to performance, primarily due to favorable stock selection in the former and allocation effects in the latter.

  Information Technology was the most significant detractor and accounted for most of the Fund's underperformance. Negative allocation effects resulted from underweighting the sector, while negative stock selection effects compounded the impact.

  The Fund's strategy of allocating to profitable companies and weighting them by their earnings contribution did not produce meaningful performance effects during the period. The third and fourth quintile by earnings yield, representing companies with modest to slightly lower earnings, produced positive performance effects mainly due to positive stock selection in the former and allocation effects in the latter. The remaining groups produced negative performance effects primarily due to negative stock election, suggesting that weighting by earnings was not rewarded during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. LargeCap Fund $35,096	S&P 500® Index $37,594	WisdomTree U.S. LargeCap Index $35,644
03/31/16	$10,000	$10,000	$10,000
04/30/16	$9,994	$10,039	$9,995
05/31/16	$10,145	$10,219	$10,151
06/30/16	$10,096	$10,246	$10,101
07/31/16	$10,476	$10,623	$10,485
08/31/16	$10,562	$10,638	$10,574
09/30/16	$10,548	$10,640	$10,562
10/31/16	$10,445	$10,446	$10,462
11/30/16	$11,012	$10,833	$11,035
12/31/16	$11,266	$11,047	$11,292
01/31/17	$11,447	$11,257	$11,478
02/28/17	$11,966	$11,704	$12,001
03/31/17	$11,931	$11,717	$11,969
04/30/17	$12,028	$11,838	$12,070
05/31/17	$12,165	$12,004	$12,212
06/30/17	$12,303	$12,079	$12,353
07/31/17	$12,533	$12,327	$12,586
08/31/17	$12,612	$12,365	$12,670
09/30/17	$12,875	$12,620	$12,936
10/31/17	$13,182	$12,915	$13,248
11/30/17	$13,653	$13,311	$13,727
12/31/17	$13,803	$13,459	$13,882
01/31/18	$14,489	$14,229	$14,574
02/28/18	$13,946	$13,705	$14,031
03/31/18	$13,541	$13,357	$13,626
04/30/18	$13,487	$13,408	$13,575
05/31/18	$13,733	$13,731	$13,828
06/30/18	$13,744	$13,815	$13,839
07/31/18	$14,279	$14,329	$14,383
08/31/18	$14,705	$14,796	$14,817
09/30/18	$14,721	$14,881	$14,836
10/31/18	$13,918	$13,864	$14,030
11/30/18	$14,116	$14,146	$14,235
12/31/18	$12,797	$12,869	$12,899
01/31/19	$13,891	$13,900	$14,009
02/28/19	$14,322	$14,346	$14,450
03/31/19	$14,479	$14,625	$14,610
04/30/19	$15,145	$15,217	$15,287
05/31/19	$14,005	$14,250	$14,132
06/30/19	$15,058	$15,255	$15,199
07/31/19	$15,393	$15,474	$15,541
08/31/19	$15,003	$15,229	$15,146
09/30/19	$15,432	$15,514	$15,579
10/31/19	$15,832	$15,850	$15,992
11/30/19	$16,459	$16,425	$16,627
12/31/19	$16,967	$16,921	$17,145
01/31/20	$16,717	$16,914	$16,895
02/29/20	$15,210	$15,522	$15,370
03/31/20	$13,082	$13,605	$13,216
04/30/20	$14,698	$15,349	$14,847
05/31/20	$15,354	$16,080	$15,517
06/30/20	$15,544	$16,399	$15,713
07/31/20	$16,232	$17,324	$16,408
08/31/20	$17,276	$18,569	$17,467
09/30/20	$16,662	$17,864	$16,848
10/31/20	$16,281	$17,389	$16,463
11/30/20	$18,271	$19,292	$18,478
12/31/20	$18,983	$20,034	$19,205
01/31/21	$18,850	$19,832	$19,072
02/28/21	$19,375	$20,378	$19,600
03/31/21	$20,554	$21,271	$20,791
04/30/21	$21,470	$22,406	$21,721
05/31/21	$21,788	$22,563	$22,043
06/30/21	$22,014	$23,089	$22,280
07/31/21	$22,481	$23,638	$22,757
08/31/21	$23,111	$24,357	$23,396
09/30/21	$22,002	$23,224	$22,272
10/31/21	$23,280	$24,851	$23,567
11/30/21	$22,935	$24,679	$23,218
12/31/21	$24,202	$25,785	$24,502
01/31/22	$23,245	$24,450	$23,537
02/28/22	$22,582	$23,718	$22,866
03/31/22	$23,264	$24,599	$23,556
04/30/22	$21,373	$22,454	$21,636
05/31/22	$21,585	$22,495	$21,855
06/30/22	$19,766	$20,638	$20,008
07/31/22	$21,312	$22,541	$21,582
08/31/22	$20,585	$21,622	$20,840
09/30/22	$18,686	$19,631	$18,911
10/31/22	$20,304	$21,220	$20,554
11/30/22	$21,508	$22,406	$21,774
12/31/22	$20,373	$21,115	$20,627
01/31/23	$21,623	$22,442	$21,897
02/28/23	$21,045	$21,894	$21,310
03/31/23	$21,538	$22,698	$21,819
04/30/23	$21,907	$23,052	$22,189
05/31/23	$21,754	$23,152	$22,039
06/30/23	$23,101	$24,682	$23,407
07/31/23	$24,055	$25,475	$24,376
08/31/23	$23,590	$25,069	$23,905
09/30/23	$22,711	$23,874	$23,013
10/31/23	$22,120	$23,372	$22,413
11/30/23	$23,899	$25,507	$24,207
12/31/23	$25,002	$26,665	$25,328
01/31/24	$25,457	$27,114	$25,792
02/29/24	$26,665	$28,561	$27,022
03/31/24	$27,771	$29,480	$28,147
04/30/24	$26,694	$28,276	$27,050
05/31/24	$27,801	$29,678	$28,179
06/30/24	$28,586	$30,743	$28,978
07/31/24	$29,094	$31,117	$29,496
08/31/24	$29,738	$31,872	$30,150
09/30/24	$30,282	$32,553	$30,710
10/31/24	$30,201	$32,258	$30,629
11/30/24	$32,065	$34,151	$32,523
12/31/24	$30,997	$33,337	$31,446
01/31/25	$32,173	$34,265	$32,640
02/28/25	$31,757	$33,818	$32,216
03/31/25	$30,120	$31,913	$30,555
04/30/25	$29,566	$31,696	$29,995
05/31/25	$31,168	$33,692	$31,630
06/30/25	$32,656	$35,405	$33,144
07/31/25	$33,426	$36,199	$33,930
08/31/25	$34,264	$36,933	$34,784
09/30/25	$35,293	$38,281	$35,834
10/31/25	$35,913	$39,178	$36,468
11/30/25	$36,359	$39,274	$36,922
12/31/25	$36,391	$39,298	$36,959
01/31/26	$37,028	$39,868	$37,605
02/28/26	$36,668	$39,565	$37,249
03/31/26	$35,096	$37,594	$35,644

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	16.52%	11.29%	13.38%
S&P 500® Index	17.80%	12.06%	14.16%
WisdomTree U.S. LargeCap Index	16.65%	11.38%	13.55%

AssetsNet	$ 1,341,361,632
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 990,094
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,341,361,632 # of Portfolio Holdings503 Portfolio Turnover Rate15% Investment Advisory Fees Paid, Net$990,094
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	29.7%
Financials	16.3%
Communication Services	12.7%
Health Care	10.6%
Consumer Discretionary	10.3%
Industrials	6.1%
Energy	5.0%
Consumer Staples	4.6%
Utilities	2.3%
Materials	1.5%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.1%
Alphabet, Inc., Class A	5.7%
Amazon.com, Inc.	5.7%
Apple, Inc.	5.1%
Microsoft Corp.	3.9%
Meta Platforms, Inc., Class A	3.4%
JPMorgan Chase & Co.	2.1%
Berkshire Hathaway, Inc., Class B	1.9%
Exxon Mobil Corp.	1.7%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033631
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Dividend Fund
Trading Symbol	DON
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.91% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P MidCap 400® Value Index, which returned 12.84% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Industrials and Energy, driven by strong stock selection effects in each.

  Health Care and Utilities also contributed positively due to allocation effects, resulting from underweighting the former and overweighting the latter.

  Among the detracotrs, Financials and Consumer Staples both had negative performance effects due to poor stock selection. Information Technology weighed negatively on performance as well due to a nearly equal mix of poor stock selection and allocation effects.

  The Fund's emphasis on dividend-paying U. S. mid caps was not additive for performance during the period. For example, the Fund had zero exposure to non-dividend-payers, which produced negative allocation effects due to non-payers outperforming. Similarly, poor stock selection effects caused the highest dividend yield quintile to produce negative performance effects, implying that the Fund's dividend-weighted methodology was harmful for performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. MidCap Dividend Fund $23,660	MSCI USA Investable Market Index $36,511	Russell 3000® Index $36,157	Russell Midcap® Value Index $25,364	S&P MidCap 400® Index $27,346	S&P MidCap 400® Value Index $26,229	WisdomTree U.S. MidCap Dividend Index $24,552
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,079	$10,066	$10,062	$10,215	$10,122	$10,172	$10,082
05/31/16	$10,264	$10,253	$10,242	$10,382	$10,356	$10,317	$10,271
06/30/16	$10,466	$10,277	$10,263	$10,477	$10,399	$10,367	$10,476
07/31/16	$10,782	$10,686	$10,670	$10,921	$10,846	$10,791	$10,796
08/31/16	$10,718	$10,713	$10,698	$10,897	$10,900	$10,833	$10,736
09/30/16	$10,725	$10,732	$10,714	$10,943	$10,830	$10,836	$10,747
10/31/16	$10,464	$10,496	$10,483	$10,678	$10,541	$10,609	$10,491
11/30/16	$11,047	$10,952	$10,952	$11,346	$11,384	$11,667	$11,081
12/31/16	$11,211	$11,161	$11,165	$11,547	$11,634	$11,896	$11,250
01/31/17	$11,376	$11,382	$11,376	$11,742	$11,829	$12,061	$11,425
02/28/17	$11,674	$11,805	$11,799	$12,070	$12,139	$12,300	$11,724
03/31/17	$11,652	$11,819	$11,807	$11,982	$12,092	$12,213	$11,704
04/30/17	$11,691	$11,944	$11,932	$12,004	$12,193	$12,210	$11,747
05/31/17	$11,540	$12,065	$12,054	$11,967	$12,134	$12,024	$11,599
06/30/17	$11,738	$12,171	$12,163	$12,145	$12,330	$12,282	$11,802
07/31/17	$11,833	$12,407	$12,392	$12,306	$12,439	$12,400	$11,900
08/31/17	$11,697	$12,431	$12,416	$12,076	$12,248	$12,143	$11,767
09/30/17	$12,084	$12,731	$12,719	$12,406	$12,727	$12,682	$12,159
10/31/17	$12,217	$13,009	$12,996	$12,505	$13,015	$12,809	$12,295
11/30/17	$12,738	$13,402	$13,391	$12,928	$13,494	$13,284	$12,823
12/31/17	$12,877	$13,536	$13,525	$13,088	$13,523	$13,362	$12,971
01/31/18	$13,105	$14,260	$14,238	$13,389	$13,912	$13,539	$13,203
02/28/18	$12,436	$13,730	$13,713	$12,729	$13,295	$12,853	$12,534
03/31/18	$12,502	$13,454	$13,438	$12,761	$13,419	$12,960	$12,602
04/30/18	$12,606	$13,509	$13,489	$12,824	$13,384	$13,045	$12,712
05/31/18	$12,964	$13,891	$13,869	$12,963	$13,936	$13,597	$13,081
06/30/18	$13,179	$13,988	$13,960	$13,068	$13,995	$13,654	$13,296
07/31/18	$13,512	$14,456	$14,423	$13,423	$14,242	$13,950	$13,638
08/31/18	$13,791	$14,955	$14,930	$13,606	$14,697	$14,306	$13,926
09/30/18	$13,687	$14,978	$14,955	$13,498	$14,536	$14,169	$13,825
10/31/18	$12,752	$13,877	$13,853	$12,526	$13,148	$12,911	$12,881
11/30/18	$13,069	$14,146	$14,131	$12,826	$13,559	$13,284	$13,205
12/31/18	$11,811	$12,832	$12,816	$11,480	$12,024	$11,775	$11,932
01/31/19	$13,090	$13,941	$13,916	$12,661	$13,282	$13,153	$13,233
02/28/19	$13,360	$14,434	$14,405	$13,064	$13,845	$13,671	$13,509
03/31/19	$13,404	$14,650	$14,616	$13,130	$13,767	$13,427	$13,556
04/30/19	$13,771	$15,227	$15,199	$13,562	$14,320	$14,066	$13,934
05/31/19	$12,762	$14,244	$14,216	$12,692	$13,179	$12,708	$12,913
06/30/19	$13,676	$15,241	$15,214	$13,549	$14,186	$13,762	$13,844
07/31/19	$13,789	$15,473	$15,440	$13,661	$14,354	$13,916	$13,961
08/31/19	$13,183	$15,160	$15,125	$13,180	$13,752	$13,168	$13,344
09/30/19	$13,796	$15,429	$15,391	$13,714	$14,174	$13,823	$13,974
10/31/19	$13,993	$15,758	$15,722	$13,788	$14,334	$14,007	$14,175
11/30/19	$14,229	$16,355	$16,320	$14,156	$14,760	$14,397	$14,422
12/31/19	$14,578	$16,829	$16,791	$14,586	$15,175	$14,846	$14,784
01/31/20	$14,172	$16,808	$16,773	$14,303	$14,779	$14,234	$14,373
02/29/20	$12,671	$15,428	$15,400	$12,886	$13,376	$12,718	$12,854
03/31/20	$9,345	$13,304	$13,282	$9,961	$10,668	$9,637	$9,461
04/30/20	$10,506	$15,076	$15,041	$11,292	$12,181	$11,019	$10,646
05/31/20	$10,886	$15,889	$15,845	$11,815	$13,072	$11,601	$11,024
06/30/20	$11,053	$16,267	$16,207	$11,948	$13,236	$11,732	$11,199
07/31/20	$11,481	$17,200	$17,128	$12,513	$13,846	$12,052	$11,637
08/31/20	$11,762	$18,440	$18,369	$13,008	$14,333	$12,511	$11,921
09/30/20	$11,346	$17,768	$17,700	$12,713	$13,867	$11,967	$11,505
10/31/20	$11,572	$17,395	$17,318	$12,832	$14,169	$12,386	$11,747
11/30/20	$13,180	$19,498	$19,425	$14,633	$16,192	$14,439	$13,383
12/31/20	$13,791	$20,380	$20,298	$15,310	$17,248	$15,401	$14,005
01/31/21	$13,965	$20,296	$20,208	$15,275	$17,507	$15,578	$14,193
02/28/21	$14,957	$20,916	$20,840	$16,459	$18,698	$17,064	$15,210
03/31/21	$16,029	$21,662	$21,587	$17,309	$19,571	$18,239	$16,306
04/30/21	$16,701	$22,797	$22,699	$18,146	$20,452	$19,116	$16,997
05/31/21	$17,089	$22,892	$22,803	$18,504	$20,492	$19,485	$17,402
06/30/21	$16,735	$23,495	$23,365	$18,289	$20,282	$18,938	$17,043
07/31/21	$16,721	$23,928	$23,761	$18,402	$20,352	$18,903	$17,035
08/31/21	$17,152	$24,616	$24,438	$18,796	$20,749	$19,357	$17,478
09/30/21	$16,633	$23,504	$23,342	$18,104	$19,925	$18,636	$16,955
10/31/21	$17,396	$25,085	$24,920	$19,068	$21,098	$19,462	$17,736
11/30/21	$17,004	$24,741	$24,541	$18,488	$20,478	$18,998	$17,342
12/31/21	$17,954	$25,704	$25,507	$19,649	$21,518	$20,121	$18,322
01/31/22	$17,522	$24,184	$24,006	$18,810	$19,967	$19,324	$17,897
02/28/22	$17,690	$23,574	$23,402	$18,722	$20,189	$19,567	$18,072
03/31/22	$17,979	$24,346	$24,161	$19,291	$20,469	$20,000	$18,375
04/30/22	$17,079	$22,157	$21,993	$18,145	$19,014	$18,675	$17,462
05/31/22	$17,664	$22,117	$21,963	$18,493	$19,156	$19,075	$18,059
06/30/22	$15,936	$20,267	$20,126	$16,460	$17,313	$17,302	$16,292
07/31/22	$17,294	$22,186	$22,014	$17,877	$19,192	$18,894	$17,688
08/31/22	$17,058	$21,350	$21,192	$17,330	$18,596	$18,355	$17,450
09/30/22	$15,511	$19,366	$19,227	$15,649	$16,887	$16,609	$15,868
10/31/22	$17,228	$20,951	$20,804	$17,127	$18,663	$18,524	$17,629
11/30/22	$18,058	$22,062	$21,890	$18,210	$19,805	$19,721	$18,485
12/31/22	$17,100	$20,763	$20,608	$17,285	$18,708	$18,726	$17,511
01/31/23	$18,486	$22,211	$22,027	$18,681	$20,434	$20,860	$18,940
02/28/23	$17,925	$21,696	$21,513	$18,083	$20,064	$20,277	$18,370
03/31/23	$17,142	$22,289	$22,088	$17,513	$19,420	$19,197	$17,592
04/30/23	$17,148	$22,513	$22,323	$17,515	$19,268	$18,991	$17,602
05/31/23	$16,321	$22,609	$22,410	$16,738	$18,653	$18,303	$16,756
06/30/23	$17,703	$24,158	$23,940	$18,189	$20,362	$20,066	$18,187
07/31/23	$18,625	$25,029	$24,798	$18,981	$21,202	$20,964	$19,137
08/31/23	$18,114	$24,550	$24,320	$18,309	$20,589	$20,178	$18,617
09/30/23	$17,347	$23,375	$23,161	$17,378	$19,506	$19,017	$17,831
10/31/23	$16,693	$22,751	$22,547	$16,517	$18,465	$17,899	$17,166
11/30/23	$18,084	$24,890	$24,650	$18,074	$20,036	$19,611	$18,607
12/31/23	$19,491	$26,212	$25,957	$19,483	$21,783	$21,608	$20,066
01/31/24	$19,086	$26,495	$26,245	$19,134	$21,410	$20,940	$19,651
02/29/24	$19,756	$27,917	$27,666	$20,048	$22,681	$21,345	$20,349
03/31/24	$20,942	$28,822	$28,558	$21,085	$23,951	$22,498	$21,580
04/30/24	$19,867	$27,567	$27,301	$19,982	$22,509	$21,137	$20,477
05/31/24	$20,668	$28,882	$28,591	$20,699	$23,497	$22,126	$21,311
06/30/24	$20,204	$29,788	$29,476	$20,368	$23,126	$21,705	$20,838
07/31/24	$21,665	$30,328	$30,024	$21,598	$24,468	$23,347	$22,348
08/31/24	$21,778	$30,983	$30,678	$22,006	$24,449	$23,496	$22,475
09/30/24	$22,214	$31,628	$31,313	$22,420	$24,732	$23,770	$22,931
10/31/24	$22,120	$31,394	$31,083	$22,138	$24,557	$23,759	$22,846
11/30/24	$24,094	$33,471	$33,150	$23,768	$26,720	$25,862	$24,894
12/31/24	$22,242	$32,455	$32,137	$22,029	$24,817	$24,138	$22,985
01/31/25	$22,889	$33,461	$33,152	$22,803	$25,772	$25,094	$23,660
02/28/25	$22,520	$32,833	$32,516	$22,387	$24,652	$24,330	$23,286
03/31/25	$21,725	$30,897	$30,620	$21,564	$23,303	$23,245	$22,465
04/30/25	$20,803	$30,688	$30,414	$21,029	$22,778	$22,232	$21,517
05/31/25	$21,601	$32,651	$32,342	$21,946	$24,007	$23,240	$22,351
06/30/25	$22,146	$34,324	$33,985	$22,717	$24,867	$24,113	$22,926
07/31/25	$22,385	$35,101	$34,733	$23,124	$25,269	$24,357	$23,178
08/31/25	$23,385	$35,896	$35,537	$23,818	$26,127	$25,476	$24,217
09/30/25	$23,246	$37,154	$36,764	$24,121	$26,247	$25,445	$24,081
10/31/25	$22,492	$37,982	$37,552	$23,878	$26,124	$25,110	$23,304
11/30/25	$23,187	$38,050	$37,655	$24,448	$26,659	$25,880	$24,034
12/31/25	$23,112	$37,988	$37,647	$24,463	$26,678	$25,968	$23,963
01/31/26	$24,042	$38,617	$38,231	$25,511	$27,759	$27,039	$24,941
02/28/26	$24,929	$38,405	$38,049	$26,715	$28,903	$27,682	$25,869
03/31/26	$23,660	$36,511	$36,157	$25,364	$27,346	$26,229	$24,552

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	8.91%	8.10%	8.99%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%
S&P MidCap 400® Index	17.35%	6.92%	10.58%
S&P MidCap 400® Value Index	12.84%	7.54%	10.12%
WisdomTree U.S. MidCap Dividend Index	9.29%	8.53%	9.40%

AssetsNet	$ 3,718,497,914
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 14,075,655
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,718,497,914 # of Portfolio Holdings296 Portfolio Turnover Rate34% Investment Advisory Fees Paid, Net$14,075,655
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.3%
Industrials	16.7%
Consumer Discretionary	10.5%
Real Estate	9.7%
Materials	9.2%
Utilities	8.3%
Energy	7.9%
Consumer Staples	5.0%
Information Technology	4.0%
Communication Services	3.9%
Other Sectors	2.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
APA Corp.	1.3%
Viatris, Inc.	1.2%
Best Buy Co., Inc.	1.1%
Hasbro, Inc.	1.1%
Permian Resources Corp., Class A	1.1%
Franklin Resources, Inc.	1.1%
Antero Midstream Corp.	1.0%
Clorox Co.	1.0%
Omnicom Group, Inc.	1.0%
American Financial Group, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042152
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Fund
Trading Symbol	EZM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.39% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P MidCap 400® Index, which returned 17.35% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Real Estate, which was driven by a blend of strong stock selection and allocation effects.

  Financials, Health Care, and Consumer Discretionary also contributed positively to performance, primarily due to favorable allocation effects.

  Information Technology exposure detracted significantly from performance due to a blend of poor stock selection and negative allocation effects. Industrials and Consumer Staples exhibited similar impacts for similar reasons, although to a lesser extent.

  The Fund's focus on profitable U. S. mid cap companies mostly detracted from performance during the period. The 4th and 5th quintiles by earnings yield, representing the least profitable companies, produced negative performance impacts due to negative stock selection. This implies that reduced exposure to less profitable companies was not valuable during the period and nor was the decision to weight these companies by their earnings contributions. The Fund would have performed better had it had greater exposure to less profitable companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. MidCap Fund $25,870	MSCI USA Investable Market Index $36,575	Russell 3000® Index $36,157	Russell Midcap® Value Index $25,364	S&P MidCap 400® Index $27,346	S&P MidCap 400® Value Index $26,229	WisdomTree U.S. MidCap Index $26,795
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,136	$10,066	$10,062	$10,215	$10,122	$10,172	$10,138
05/31/16	$10,302	$10,253	$10,242	$10,382	$10,356	$10,317	$10,306
06/30/16	$10,158	$10,277	$10,263	$10,477	$10,399	$10,367	$10,162
07/31/16	$10,592	$10,686	$10,670	$10,921	$10,846	$10,791	$10,601
08/31/16	$10,698	$10,713	$10,698	$10,897	$10,900	$10,833	$10,709
09/30/16	$10,700	$10,732	$10,714	$10,943	$10,830	$10,836	$10,714
10/31/16	$10,390	$10,496	$10,483	$10,678	$10,541	$10,609	$10,404
11/30/16	$11,296	$10,952	$10,952	$11,346	$11,384	$11,667	$11,318
12/31/16	$11,547	$11,161	$11,165	$11,547	$11,634	$11,896	$11,575
01/31/17	$11,697	$11,382	$11,376	$11,742	$11,829	$12,061	$11,729
02/28/17	$11,906	$11,805	$11,799	$12,070	$12,139	$12,300	$11,941
03/31/17	$11,933	$11,819	$11,807	$11,982	$12,092	$12,213	$11,969
04/30/17	$12,054	$11,944	$11,932	$12,004	$12,193	$12,210	$12,096
05/31/17	$11,878	$12,065	$12,054	$11,967	$12,134	$12,024	$11,922
06/30/17	$12,175	$12,171	$12,163	$12,145	$12,330	$12,282	$12,225
07/31/17	$12,259	$12,407	$12,392	$12,306	$12,439	$12,400	$12,312
08/31/17	$12,130	$12,431	$12,416	$12,076	$12,248	$12,143	$12,185
09/30/17	$12,655	$12,731	$12,719	$12,406	$12,727	$12,682	$12,716
10/31/17	$12,893	$13,009	$12,996	$12,505	$13,015	$12,809	$12,959
11/30/17	$13,438	$13,402	$13,391	$12,928	$13,494	$13,284	$13,512
12/31/17	$13,535	$13,536	$13,525	$13,088	$13,523	$13,362	$13,614
01/31/18	$13,924	$14,260	$14,238	$13,389	$13,912	$13,539	$14,011
02/28/18	$13,207	$13,730	$13,713	$12,729	$13,295	$12,853	$13,291
03/31/18	$13,218	$13,454	$13,438	$12,761	$13,419	$12,960	$13,307
04/30/18	$13,180	$13,509	$13,489	$12,824	$13,384	$13,045	$13,274
05/31/18	$13,636	$13,891	$13,869	$12,963	$13,936	$13,597	$13,737
06/30/18	$13,778	$13,988	$13,960	$13,068	$13,995	$13,654	$13,884
07/31/18	$14,087	$14,456	$14,423	$13,423	$14,242	$13,950	$14,198
08/31/18	$14,527	$14,955	$14,930	$13,606	$14,697	$14,306	$14,646
09/30/18	$14,233	$14,978	$14,955	$13,498	$14,536	$14,169	$14,355
10/31/18	$12,972	$13,877	$13,853	$12,526	$13,148	$12,911	$13,083
11/30/18	$13,361	$14,146	$14,131	$12,826	$13,559	$13,284	$13,479
12/31/18	$11,869	$12,832	$12,816	$11,480	$12,024	$11,775	$11,977
01/31/19	$13,362	$13,941	$13,916	$12,661	$13,282	$13,153	$13,490
02/28/19	$13,931	$14,434	$14,405	$13,064	$13,845	$13,671	$14,068
03/31/19	$13,643	$14,650	$14,616	$13,130	$13,767	$13,427	$13,780
04/30/19	$14,230	$15,227	$15,199	$13,562	$14,320	$14,066	$14,381
05/31/19	$12,897	$14,244	$14,216	$12,692	$13,179	$12,708	$13,035
06/30/19	$13,927	$15,241	$15,214	$13,549	$14,186	$13,762	$14,081
07/31/19	$13,987	$15,473	$15,440	$13,661	$14,354	$13,916	$14,145
08/31/19	$13,301	$15,160	$15,125	$13,180	$13,752	$13,168	$13,456
09/30/19	$13,806	$15,429	$15,391	$13,714	$14,174	$13,823	$13,973
10/31/19	$14,051	$15,758	$15,722	$13,788	$14,334	$14,007	$14,223
11/30/19	$14,478	$16,355	$16,320	$14,156	$14,760	$14,397	$14,662
12/31/19	$14,796	$16,829	$16,791	$14,586	$15,175	$14,846	$14,990
01/31/20	$14,258	$16,808	$16,773	$14,303	$14,779	$14,234	$14,448
02/29/20	$12,747	$15,428	$15,400	$12,886	$13,376	$12,718	$12,918
03/31/20	$9,353	$13,304	$13,282	$9,961	$10,668	$9,637	$9,475
04/30/20	$10,775	$15,076	$15,041	$11,292	$12,181	$11,019	$10,918
05/31/20	$11,387	$15,889	$15,845	$11,815	$13,072	$11,601	$11,542
06/30/20	$11,583	$16,267	$16,207	$11,948	$13,236	$11,732	$11,747
07/31/20	$12,026	$17,200	$17,128	$12,513	$13,846	$12,052	$12,195
08/31/20	$12,605	$18,440	$18,369	$13,008	$14,333	$12,511	$12,789
09/30/20	$12,181	$17,768	$17,700	$12,713	$13,867	$11,967	$12,362
10/31/20	$12,595	$17,395	$17,318	$12,832	$14,169	$12,386	$12,788
11/30/20	$14,694	$19,498	$19,425	$14,633	$16,192	$14,439	$14,926
12/31/20	$15,610	$20,380	$20,298	$15,310	$17,248	$15,401	$15,857
01/31/21	$15,836	$20,296	$20,208	$15,275	$17,507	$15,578	$16,095
02/28/21	$17,200	$20,916	$20,840	$16,459	$18,698	$17,064	$17,485
03/31/21	$18,266	$21,662	$21,587	$17,309	$19,571	$18,239	$18,579
04/30/21	$19,038	$22,797	$22,699	$18,146	$20,452	$19,116	$19,371
05/31/21	$19,307	$22,892	$22,803	$18,504	$20,492	$19,485	$19,648
06/30/21	$18,862	$23,495	$23,365	$18,289	$20,282	$18,938	$19,202
07/31/21	$18,977	$23,928	$23,761	$18,402	$20,352	$18,903	$19,325
08/31/21	$19,391	$24,616	$24,438	$18,796	$20,749	$19,357	$19,752
09/30/21	$18,830	$23,504	$23,342	$18,104	$19,925	$18,636	$19,187
10/31/21	$19,630	$25,085	$24,920	$19,068	$21,098	$19,462	$20,009
11/30/21	$19,275	$24,741	$24,541	$18,488	$20,478	$18,998	$19,652
12/31/21	$20,422	$25,704	$25,507	$19,649	$21,518	$20,121	$20,827
01/31/22	$19,369	$24,184	$24,006	$18,810	$19,967	$19,324	$19,753
02/28/22	$19,768	$23,574	$23,402	$18,722	$20,189	$19,567	$20,169
03/31/22	$19,897	$24,346	$24,161	$19,291	$20,469	$20,000	$20,305
04/30/22	$18,528	$22,157	$21,993	$18,145	$19,014	$18,675	$18,912
05/31/22	$18,917	$22,117	$21,963	$18,493	$19,156	$19,075	$19,316
06/30/22	$16,817	$20,267	$20,126	$16,460	$17,313	$17,302	$17,174
07/31/22	$18,439	$22,186	$22,014	$17,877	$19,192	$18,894	$18,840
08/31/22	$17,899	$21,350	$21,192	$17,330	$18,596	$18,355	$18,291
09/30/22	$16,128	$19,366	$19,227	$15,649	$16,887	$16,609	$16,485
10/31/22	$17,930	$20,951	$20,804	$17,127	$18,663	$18,524	$18,332
11/30/22	$19,068	$22,062	$21,890	$18,210	$19,805	$19,721	$19,507
12/31/22	$17,947	$20,763	$20,608	$17,285	$18,708	$18,726	$18,365
01/31/23	$19,932	$22,211	$22,027	$18,681	$20,434	$20,860	$20,406
02/28/23	$19,511	$21,696	$21,513	$18,083	$20,064	$20,277	$19,980
03/31/23	$18,404	$22,289	$22,088	$17,513	$19,420	$19,197	$18,851
04/30/23	$18,245	$22,513	$22,323	$17,515	$19,268	$18,991	$18,693
05/31/23	$17,683	$22,609	$22,410	$16,738	$18,653	$18,303	$18,124
06/30/23	$19,657	$24,158	$23,940	$18,189	$20,362	$20,066	$20,158
07/31/23	$20,607	$25,029	$24,798	$18,981	$21,202	$20,964	$21,139
08/31/23	$19,984	$24,550	$24,320	$18,309	$20,589	$20,178	$20,507
09/30/23	$18,896	$23,375	$23,161	$17,378	$19,506	$19,017	$19,395
10/31/23	$17,771	$22,751	$22,547	$16,517	$18,465	$17,899	$18,238
11/30/23	$19,466	$24,890	$24,650	$18,074	$20,036	$19,610	$19,989
12/31/23	$21,431	$26,212	$25,957	$19,483	$21,783	$21,608	$22,023
01/31/24	$20,971	$26,495	$26,245	$19,134	$21,410	$20,940	$21,558
02/29/24	$21,715	$27,917	$27,666	$20,048	$22,681	$21,345	$22,330
03/31/24	$22,908	$28,822	$28,558	$21,085	$23,951	$22,498	$23,563
04/30/24	$21,468	$27,567	$27,301	$19,982	$22,509	$21,137	$22,087
05/31/24	$22,289	$28,882	$28,591	$20,699	$23,497	$22,126	$22,940
06/30/24	$21,719	$29,788	$29,476	$20,368	$23,126	$21,705	$22,357
07/31/24	$23,450	$30,328	$30,024	$21,598	$24,468	$23,347	$24,147
08/31/24	$23,240	$30,983	$30,678	$22,006	$24,449	$23,496	$23,936
09/30/24	$23,497	$31,628	$31,313	$22,420	$24,732	$23,770	$24,205
10/31/24	$23,251	$31,394	$31,083	$22,138	$24,557	$23,759	$23,962
11/30/24	$25,497	$33,471	$33,150	$23,768	$26,720	$25,862	$26,284
12/31/24	$23,645	$32,455	$32,137	$22,029	$24,817	$24,138	$24,386
01/31/25	$24,485	$33,461	$33,152	$22,803	$25,772	$25,094	$25,261
02/28/25	$23,717	$32,833	$32,516	$22,387	$24,652	$24,330	$24,472
03/31/25	$22,617	$30,897	$30,620	$21,564	$23,303	$23,245	$23,343
04/30/25	$21,778	$30,688	$30,414	$21,029	$22,778	$22,232	$22,481
05/31/25	$22,822	$32,651	$32,342	$21,946	$24,007	$23,240	$23,571
06/30/25	$23,544	$33,771	$33,985	$22,717	$24,867	$24,113	$24,325
07/31/25	$23,906	$34,536	$34,733	$23,124	$25,269	$24,357	$24,708
08/31/25	$25,225	$35,318	$35,537	$23,818	$26,127	$25,476	$26,068
09/30/25	$25,200	$36,557	$36,764	$24,121	$26,247	$25,445	$26,051
10/31/25	$24,817	$37,371	$37,552	$23,878	$26,124	$25,110	$25,665
11/30/25	$25,644	$37,438	$37,655	$24,448	$26,659	$25,880	$26,528
12/31/25	$25,640	$38,055	$37,647	$24,463	$26,678	$25,968	$26,534
01/31/26	$26,512	$38,686	$38,231	$25,511	$27,759	$27,039	$27,449
02/28/26	$27,169	$38,473	$38,049	$26,715	$28,903	$27,682	$28,136
03/31/26	$25,870	$36,575	$36,157	$25,364	$27,346	$26,229	$26,795

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.39%	7.21%	9.97%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%
S&P MidCap 400® Index	17.35%	6.92%	10.58%
S&P MidCap 400® Value Index	12.84%	7.54%	10.12%
WisdomTree U.S. MidCap Index	14.79%	7.60%	10.36%

AssetsNet	$ 829,250,162
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 3,033,583
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$829,250,162 # of Portfolio Holdings510 Portfolio Turnover Rate39% Investment Advisory Fees Paid, Net$3,033,583
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	18.8%
Industrials	17.0%
Consumer Discretionary	15.3%
Health Care	9.6%
Information Technology	9.5%
Energy	7.3%
Consumer Staples	6.0%
Materials	5.7%
Real Estate	4.9%
Utilities	3.9%
Other Sectors	1.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Viatris, Inc.	1.3%
CF Industries Holdings, Inc.	1.1%
APA Corp.	1.0%
Ovintiv, Inc.	0.8%
RenaissanceRe Holdings Ltd.	0.8%
AES Corp.	0.7%
Alcoa Corp.	0.7%
Pilgrim's Pride Corp.	0.7%
Jackson Financial, Inc., Class A	0.6%
BorgWarner, Inc.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247879
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Quality Growth Fund
Trading Symbol	QMID
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 7.57% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P Mid Cap 400® Growth Index, which returned 21.85% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The only sector to produce a meaningfully positive contribution to performance during the period was Real Estate, due to having no exposure when the sector underperformed within the broader U. S. mid cap universe.

  Most other sectors exhibited negative performance effects. Energy and Consumer Staples both weighed negatively on performance due to a mix of negative stock selection and allocation effects.

  Consumer Discretionary detracted from performance due to negative allocation effects resulting from an overweight to an underperforming sector that ended up being the worst performer within the benchmark.

  Financials, Industrials and Information Technology all detracted from performance due to negative stock selection effects, though Information Technology's impact was far greater than any other sector's.

  The Fund's emphasis on high quality companies did not reward performance during the period. Nearly 70% of the Fund was comprised of the top two quintiles by return-on-equity, and both groups produced sharply negative performance effects primarily stemming from poor stock selection. Negative allocation effects resulting from overweighting an underperforming group compounded the headwind within the top quintile.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. MidCap Quality Growth Fund $11,086	MSCI USA Index $13,782	Russell 1000® Index $13,749	Russell Midcap® Growth Index $12,439	Russell Midcap® Index $13,119	S&P MidCap 400® Growth Index $12,980	S&P MidCap 400® Index $12,719	WisdomTree U.S. MidCap Quality Growth Index $11,143
01/25/24	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
01/31/24	$9,976	$9,953	$9,956	$9,957	$10,008	$9,989	$9,958	$9,979
02/29/24	$10,769	$10,487	$10,494	$10,706	$10,567	$10,959	$10,549	$10,772
03/31/24	$11,240	$10,821	$10,830	$10,962	$11,026	$11,589	$11,140	$11,248
04/30/24	$10,370	$10,374	$10,369	$10,325	$10,430	$10,894	$10,469	$10,382
05/31/24	$10,676	$10,870	$10,857	$10,435	$10,728	$11,343	$10,929	$10,689
06/30/24	$10,552	$11,258	$11,217	$10,610	$10,657	$11,198	$10,756	$10,567
07/31/24	$11,075	$11,400	$11,380	$10,674	$11,159	$11,671	$11,380	$11,080
08/31/24	$10,970	$11,675	$11,650	$10,939	$11,385	$11,584	$11,372	$10,961
09/30/24	$11,119	$11,926	$11,899	$11,304	$11,638	$11,716	$11,503	$11,105
10/31/24	$10,994	$11,838	$11,816	$11,501	$11,576	$11,560	$11,422	$10,983
11/30/24	$11,924	$12,579	$12,576	$13,034	$12,597	$12,574	$12,428	$11,919
12/31/24	$10,998	$12,259	$12,226	$12,224	$11,710	$11,623	$11,543	$11,000
01/31/25	$11,425	$12,632	$12,615	$13,004	$12,209	$12,060	$11,987	$11,430
02/28/25	$10,717	$12,433	$12,394	$12,263	$11,861	$11,386	$11,466	$10,726
03/31/25	$10,306	$11,705	$11,677	$11,354	$11,312	$10,652	$10,838	$10,315
04/30/25	$10,098	$11,645	$11,607	$11,735	$11,195	$10,634	$10,594	$10,111
05/31/25	$10,521	$12,397	$12,348	$12,860	$11,835	$11,294	$11,166	$10,542
06/30/25	$10,904	$13,035	$12,974	$13,420	$12,277	$11,679	$11,566	$10,930
07/31/25	$11,214	$13,333	$13,262	$13,693	$12,505	$11,932	$11,753	$11,244
08/31/25	$11,552	$13,595	$13,541	$13,830	$12,817	$12,211	$12,152	$11,586
09/30/25	$11,523	$14,094	$14,011	$13,793	$12,931	$12,333	$12,208	$11,559
10/31/25	$11,405	$14,429	$14,313	$13,755	$12,824	$12,368	$12,151	$11,444
11/30/25	$11,666	$14,433	$14,348	$13,463	$12,987	$12,511	$12,399	$11,708
12/31/25	$11,560	$14,434	$14,349	$13,282	$12,951	$12,491	$12,408	$11,607
01/31/26	$11,646	$14,621	$14,546	$13,167	$13,347	$12,988	$12,911	$11,698
02/28/26	$11,929	$14,492	$14,468	$13,271	$13,857	$13,740	$13,443	$11,985
03/31/26	$11,086	$13,782	$13,749	$12,439	$13,119	$12,980	$12,719	$11,143

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 1/25/24
Fund NAV Returns	7.57%	4.83%
MSCI USA Index	17.74%	15.82%
Russell 1000® Index	17.74%	15.70%
Russell Midcap® Growth Index	9.56%	10.51%
Russell Midcap® Index	15.98%	13.24%
S&P MidCap 400® Growth Index	21.85%	12.69%
S&P MidCap 400® Index	17.35%	11.64%
WisdomTree U.S. MidCap Quality Growth Index	8.02%	5.08%

AssetsNet	$ 2,032,081
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 5,413
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,032,081 # of Portfolio Holdings126 Portfolio Turnover Rate79% Investment Advisory Fees Paid, Net$5,413
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.8%
Consumer Discretionary	18.2%
Health Care	14.7%
Financials	13.4%
Information Technology	10.2%
Consumer Staples	7.1%
Materials	4.0%
Energy	3.5%
Communication Services	3.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
ATI, Inc.	1.8%
Roivant Sciences Ltd.	1.7%
Nextpower, Inc., Class A	1.7%
Permian Resources Corp., Class A	1.4%
Coca-Cola Consolidated, Inc.	1.3%
Deckers Outdoor Corp.	1.3%
Tradeweb Markets, Inc., Class A	1.3%
RenaissanceRe Holdings Ltd.	1.2%
Everest Group Ltd.	1.2%
Lincoln Electric Holdings, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000189527
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Multifactor Fund
Trading Symbol	USMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 0.71% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 17.80% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Only two sectors produced positive performance effects during the period. Health Care and Materials both benefited performance due to positive stock selection.

  Information Technology was by far the greatest performance detractor, as negative stock selection accounted for most of the underperformance versus the benchmark. Communication Services and Industrials exhibited similar effects for similar reasons, though to lesser extents.

  Because the Fund aims to be sector-neutral to its benchmark, performance explanations are typically heavily determined by stock selection effects, which map back to its multifactor investment approach. Given that stock selection was overwhelmingly negative across sectors (excluding Health Care and Materials), it's clear that the Fund's emphasis on the value, quality, momentum and low volatility factors were not beneficial for performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Multifactor Fund $22,689	S&P 500® Equal Weight Index $24,630	MSCI USA Investable Market Index $30,097	Russell 3000® Index $29,772	S&P 500® Index $31,173	WisdomTree U.S. Multifactor Index $22,972
06/29/17	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/30/17	$10,028	$10,029	$10,015	$10,015	$10,016	$10,025
07/31/17	$10,234	$10,190	$10,210	$10,204	$10,222	$10,235
08/31/17	$10,287	$10,095	$10,229	$10,223	$10,253	$10,285
09/30/17	$10,532	$10,390	$10,476	$10,473	$10,465	$10,526
10/31/17	$10,726	$10,505	$10,705	$10,701	$10,709	$10,718
11/30/17	$11,144	$10,907	$11,028	$11,026	$11,037	$11,136
12/31/17	$11,270	$11,036	$11,139	$11,136	$11,160	$11,256
01/31/18	$11,811	$11,529	$11,734	$11,723	$11,799	$11,801
02/28/18	$11,364	$11,028	$11,298	$11,291	$11,364	$11,357
03/31/18	$11,390	$10,925	$11,071	$11,065	$11,075	$11,387
04/30/18	$11,520	$10,969	$11,116	$11,107	$11,118	$11,520
05/31/18	$11,696	$11,125	$11,431	$11,420	$11,385	$11,698
06/30/18	$11,811	$11,231	$11,510	$11,495	$11,456	$11,812
07/31/18	$12,142	$11,591	$11,895	$11,876	$11,882	$12,148
08/31/18	$12,666	$11,823	$12,306	$12,293	$12,269	$12,676
09/30/18	$12,601	$11,839	$12,325	$12,314	$12,339	$12,612
10/31/18	$11,789	$10,987	$11,419	$11,407	$11,495	$11,800
11/30/18	$11,957	$11,290	$11,640	$11,636	$11,730	$11,970
12/31/18	$10,791	$10,193	$10,559	$10,553	$10,671	$10,797
01/31/19	$11,575	$11,198	$11,472	$11,458	$11,526	$11,584
02/28/19	$11,971	$11,610	$11,878	$11,861	$11,896	$11,983
03/31/19	$11,988	$11,713	$12,055	$12,035	$12,127	$12,004
04/30/19	$12,360	$12,135	$12,530	$12,515	$12,618	$12,379
05/31/19	$11,831	$11,298	$11,721	$11,705	$11,816	$11,847
06/30/19	$12,480	$12,149	$12,541	$12,527	$12,649	$12,505
07/31/19	$12,650	$12,254	$12,732	$12,714	$12,831	$12,681
08/31/19	$12,484	$11,873	$12,475	$12,454	$12,627	$12,517
09/30/19	$12,657	$12,242	$12,696	$12,673	$12,864	$12,692
10/31/19	$12,823	$12,398	$12,967	$12,946	$13,142	$12,860
11/30/19	$13,203	$12,818	$13,458	$13,438	$13,619	$13,246
12/31/19	$13,381	$13,174	$13,848	$13,826	$14,030	$13,427
01/31/20	$13,414	$12,934	$13,831	$13,811	$14,025	$13,465
02/29/20	$12,276	$11,772	$12,695	$12,680	$12,870	$12,323
03/31/20	$10,374	$9,657	$10,948	$10,936	$11,281	$10,396
04/30/20	$11,776	$11,052	$12,406	$12,385	$12,727	$11,792
05/31/20	$12,375	$11,572	$13,075	$13,047	$13,333	$12,397
06/30/20	$12,633	$11,755	$13,386	$13,345	$13,598	$12,658
07/31/20	$13,272	$12,324	$14,154	$14,103	$14,365	$13,297
08/31/20	$13,738	$12,874	$15,174	$15,125	$15,398	$13,768
09/30/20	$13,273	$12,548	$14,621	$14,574	$14,812	$13,303
10/31/20	$13,048	$12,472	$14,314	$14,260	$14,419	$13,082
11/30/20	$14,309	$14,255	$16,044	$15,994	$15,997	$14,352
12/31/20	$14,974	$14,864	$16,770	$16,714	$16,612	$15,020
01/31/21	$15,110	$14,744	$16,701	$16,640	$16,444	$15,163
02/28/21	$15,493	$15,640	$17,211	$17,160	$16,898	$15,549
03/31/21	$16,164	$16,572	$17,825	$17,775	$17,638	$16,225
04/30/21	$16,583	$17,357	$18,759	$18,691	$18,579	$16,650
05/31/21	$16,810	$17,690	$18,838	$18,776	$18,709	$16,881
06/30/21	$16,840	$17,715	$19,333	$19,239	$19,145	$16,911
07/31/21	$17,106	$17,944	$19,690	$19,565	$19,600	$17,183
08/31/21	$17,474	$18,372	$20,256	$20,123	$20,196	$17,559
09/30/21	$16,731	$17,676	$19,341	$19,220	$19,257	$16,820
10/31/21	$17,437	$18,617	$20,642	$20,519	$20,606	$17,532
11/30/21	$16,963	$18,144	$20,359	$20,207	$20,463	$17,061
12/31/21	$18,130	$19,268	$21,151	$21,003	$21,380	$18,242
01/31/22	$17,382	$18,431	$19,900	$19,767	$20,274	$17,496
02/28/22	$17,331	$18,273	$19,398	$19,269	$19,667	$17,445
03/31/22	$17,730	$18,745	$20,034	$19,894	$20,397	$17,853
04/30/22	$16,832	$17,544	$18,232	$18,109	$18,619	$16,948
05/31/22	$17,205	$17,719	$18,200	$18,085	$18,653	$17,336
06/30/22	$15,814	$16,054	$16,678	$16,572	$17,113	$15,932
07/31/22	$16,698	$17,450	$18,257	$18,126	$18,691	$16,829
08/31/22	$16,224	$16,838	$17,568	$17,450	$17,929	$16,353
09/30/22	$14,943	$15,284	$15,935	$15,832	$16,277	$15,063
10/31/22	$16,562	$16,781	$17,240	$17,130	$17,595	$16,698
11/30/22	$17,363	$17,905	$18,154	$18,024	$18,579	$17,508
12/31/22	$16,543	$17,063	$17,085	$16,969	$17,508	$16,688
01/31/23	$17,273	$18,324	$18,277	$18,138	$18,608	$17,426
02/28/23	$16,705	$17,719	$17,853	$17,714	$18,154	$16,857
03/31/23	$16,546	$17,563	$18,341	$18,187	$18,821	$16,697
04/30/23	$16,537	$17,622	$18,526	$18,381	$19,115	$16,693
05/31/23	$16,074	$16,955	$18,604	$18,453	$19,198	$16,228
06/30/23	$17,152	$18,263	$19,879	$19,713	$20,466	$17,322
07/31/23	$17,573	$18,894	$20,596	$20,419	$21,124	$17,751
08/31/23	$17,436	$18,298	$20,202	$20,025	$20,787	$17,618
09/30/23	$17,077	$17,369	$19,235	$19,071	$19,796	$17,263
10/31/23	$16,708	$16,660	$18,722	$18,566	$19,380	$16,894
11/30/23	$18,028	$18,183	$20,482	$20,297	$21,150	$18,144
12/31/23	$18,772	$19,430	$21,569	$21,373	$22,111	$18,901
01/31/24	$19,308	$19,270	$21,802	$21,610	$22,482	$19,443
02/29/24	$20,021	$20,072	$22,972	$22,780	$23,683	$20,170
03/31/24	$20,821	$20,967	$23,717	$23,515	$24,445	$20,983
04/30/24	$19,756	$19,947	$22,684	$22,480	$23,446	$19,910
05/31/24	$20,481	$20,509	$23,767	$23,542	$24,609	$20,650
06/30/24	$20,407	$20,416	$24,512	$24,271	$25,492	$20,578
07/31/24	$21,224	$21,332	$24,956	$24,722	$25,802	$21,411
08/31/24	$21,929	$21,864	$25,495	$25,260	$26,428	$22,127
09/30/24	$22,024	$22,375	$26,026	$25,783	$26,992	$22,226
10/31/24	$21,992	$22,012	$25,834	$25,594	$26,748	$22,201
11/30/24	$23,722	$23,425	$27,542	$27,296	$28,318	$23,955
12/31/24	$22,461	$21,957	$26,707	$26,462	$27,643	$22,687
01/31/25	$23,306	$22,727	$27,534	$27,297	$28,413	$23,542
02/28/25	$23,139	$22,588	$27,018	$26,774	$28,042	$23,372
03/31/25	$22,528	$21,824	$25,425	$25,212	$26,462	$22,758
04/30/25	$22,138	$21,325	$25,252	$25,043	$26,282	$22,369
05/31/25	$22,959	$22,252	$26,868	$26,631	$27,937	$23,204
06/30/25	$23,314	$23,016	$28,244	$27,984	$29,357	$23,567
07/31/25	$23,000	$23,240	$28,884	$28,600	$30,016	$23,254
08/31/25	$23,601	$23,866	$29,538	$29,262	$30,625	$23,854
09/30/25	$23,852	$24,131	$30,574	$30,272	$31,743	$24,114
10/31/25	$23,208	$23,902	$31,255	$30,920	$32,486	$23,469
11/30/25	$23,564	$24,357	$31,311	$31,005	$32,565	$23,830
12/31/25	$23,463	$24,466	$31,314	$30,999	$32,585	$23,736
01/31/26	$23,523	$25,296	$31,834	$31,480	$33,058	$23,803
02/28/26	$23,679	$26,194	$31,659	$31,330	$32,807	$23,965
03/31/26	$22,689	$24,630	$30,097	$29,772	$31,173	$22,972

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 6/29/17
Fund NAV Returns	0.71%	7.02%	9.81%
S&P 500® Equal Weight Index	12.85%	8.25%	10.84%
MSCI USA Investable Market Index	18.38%	11.05%	13.41%
Russell 3000® Index	18.09%	10.87%	13.26%
S&P 500® Index	17.80%	12.06%	13.86%
WisdomTree U.S. Multifactor Index	0.94%	7.20%	9.96%

AssetsNet	$ 347,882,195
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 1,073,435
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$347,882,195 # of Portfolio Holdings201 Portfolio Turnover Rate113% Investment Advisory Fees Paid, Net$1,073,435
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.1%
Financials	12.2%
Communication Services	10.6%
Consumer Discretionary	9.9%
Health Care	9.8%
Industrials	9.1%
Consumer Staples	5.4%
Energy	4.1%
Utilities	2.5%
Materials	2.2%
Other Sectors	2.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
VeriSign, Inc.	1.7%
Motorola Solutions, Inc.	1.6%
Teledyne Technologies, Inc.	1.4%
Cisco Systems, Inc.	1.4%
F5, Inc.	1.2%
Zoom Communications, Inc., Class A	1.2%
Cirrus Logic, Inc.	1.2%
AT&T, Inc.	1.2%
Adobe, Inc.	1.2%
Autodesk, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000126584
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Dividend Growth Fund
Trading Symbol	DGRW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 11.66% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI USA Investable Market Index, which returned 18.38% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Energy, driven by strong allocation effects resulting from an overweight to the sector.

  Financials also contributed positively to performance, primarily due to a mix of positive allocation and stock selection effects.

  Consumer Staples detracted due to negative allocation effects resulting from overweighting the sector when it underperformed while Industrials weighed negatively on performance due to poor stock selection effects. Information Technology exposure was the biggest detractor due to negative impacts from both allocation and stock selection effects.

  High-quality companies, measured by return-on-equity ("ROE"), largely underperformed low quality companies for most of the period. The Fund's exposure to the top three quality quintiles by ROE detracted from performance primarily due to negative stock selection effects.

  The bottom two quintiles, representing the lowest-quality companies by ROE, produced positive performance impacts due to positive stock selection, but the combined impact was insufficient to offset the headwinds from other higher-quality quintile exposures.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Quality Dividend Growth Fund $34,324	S&P 500® Index $37,594	MSCI USA Investable Market Index $36,575	Russell 3000® Index $36,157	WisdomTree U.S. Quality Dividend Growth Index $35,390
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,958	$10,039	$10,066	$10,062	$9,959
05/31/16	$10,071	$10,219	$10,253	$10,242	$10,076
06/30/16	$10,151	$10,246	$10,277	$10,263	$10,158
07/31/16	$10,541	$10,623	$10,686	$10,670	$10,546
08/31/16	$10,474	$10,638	$10,713	$10,698	$10,481
09/30/16	$10,450	$10,640	$10,732	$10,714	$10,461
10/31/16	$10,238	$10,446	$10,496	$10,483	$10,249
11/30/16	$10,682	$10,833	$10,952	$10,952	$10,703
12/31/16	$10,820	$11,047	$11,161	$11,165	$10,841
01/31/17	$11,028	$11,257	$11,382	$11,376	$11,053
02/28/17	$11,535	$11,704	$11,805	$11,799	$11,567
03/31/17	$11,599	$11,717	$11,819	$11,807	$11,633
04/30/17	$11,781	$11,838	$11,944	$11,932	$11,820
05/31/17	$11,977	$12,004	$12,065	$12,054	$12,022
06/30/17	$12,074	$12,079	$12,171	$12,163	$12,119
07/31/17	$12,189	$12,327	$12,407	$12,392	$12,240
08/31/17	$12,298	$12,365	$12,431	$12,416	$12,353
09/30/17	$12,605	$12,620	$12,731	$12,719	$12,664
10/31/17	$12,940	$12,915	$13,009	$12,996	$13,006
11/30/17	$13,535	$13,311	$13,402	$13,391	$13,610
12/31/17	$13,735	$13,459	$13,536	$13,525	$13,815
01/31/18	$14,467	$14,229	$14,260	$14,238	$14,555
02/28/18	$13,866	$13,705	$13,730	$13,713	$13,953
03/31/18	$13,449	$13,357	$13,454	$13,438	$13,538
04/30/18	$13,379	$13,408	$13,509	$13,489	$13,469
05/31/18	$13,753	$13,731	$13,891	$13,869	$13,845
06/30/18	$13,731	$13,815	$13,988	$13,960	$13,829
07/31/18	$14,353	$14,329	$14,456	$14,423	$14,458
08/31/18	$14,757	$14,796	$14,955	$14,930	$14,870
09/30/18	$14,940	$14,881	$14,978	$14,955	$15,056
10/31/18	$13,994	$13,864	$13,877	$13,853	$14,106
11/30/18	$14,331	$14,146	$14,146	$14,131	$14,446
12/31/18	$13,017	$12,869	$12,832	$12,816	$13,120
01/31/19	$13,838	$13,900	$13,941	$13,916	$13,968
02/28/19	$14,436	$14,346	$14,434	$14,405	$14,573
03/31/19	$14,694	$14,625	$14,650	$14,616	$14,831
04/30/19	$15,148	$15,217	$15,227	$15,199	$15,296
05/31/19	$14,037	$14,250	$14,244	$14,216	$14,161
06/30/19	$15,011	$15,255	$15,241	$15,214	$15,152
07/31/19	$15,331	$15,474	$15,473	$15,440	$15,480
08/31/19	$15,153	$15,229	$15,160	$15,125	$15,297
09/30/19	$15,595	$15,514	$15,429	$15,391	$15,759
10/31/19	$15,903	$15,850	$15,758	$15,722	$16,075
11/30/19	$16,495	$16,425	$16,355	$16,320	$16,705
12/31/19	$16,863	$16,921	$16,829	$16,791	$17,071
01/31/20	$16,612	$16,914	$16,808	$16,773	$16,817
02/29/20	$15,199	$15,522	$15,428	$15,400	$15,385
03/31/20	$13,589	$13,605	$13,304	$13,282	$13,750
04/30/20	$15,106	$15,349	$15,076	$15,041	$15,287
05/31/20	$15,716	$16,080	$15,889	$15,845	$15,909
06/30/20	$16,018	$16,399	$16,267	$16,207	$16,219
07/31/20	$16,756	$17,324	$17,200	$17,128	$16,974
08/31/20	$17,873	$18,569	$18,440	$18,369	$18,113
09/30/20	$17,517	$17,864	$17,768	$17,700	$17,756
10/31/20	$16,903	$17,389	$17,395	$17,318	$17,137
11/30/20	$18,644	$19,292	$19,498	$19,425	$18,912
12/31/20	$19,195	$20,034	$20,380	$20,298	$19,474
01/31/21	$18,894	$19,832	$20,296	$20,208	$19,176
02/28/21	$19,102	$20,378	$20,916	$20,840	$19,392
03/31/21	$20,417	$21,271	$21,662	$21,587	$20,735
04/30/21	$20,920	$22,406	$22,797	$22,699	$21,253
05/31/21	$21,267	$22,563	$22,892	$22,803	$21,613
06/30/21	$21,424	$23,089	$23,495	$23,365	$21,773
07/31/21	$22,029	$23,638	$23,928	$23,761	$22,394
08/31/21	$22,441	$24,357	$24,616	$24,438	$22,816
09/30/21	$21,230	$23,224	$23,504	$23,342	$21,589
10/31/21	$22,498	$24,851	$25,085	$24,920	$22,891
11/30/21	$22,348	$24,679	$24,741	$24,541	$22,742
12/31/21	$23,886	$25,785	$25,704	$25,507	$24,316
01/31/22	$23,141	$24,450	$24,184	$24,006	$23,554
02/28/22	$22,562	$23,718	$23,574	$23,402	$22,970
03/31/22	$23,145	$24,599	$24,346	$24,161	$23,572
04/30/22	$22,316	$22,454	$22,157	$21,993	$22,731
05/31/22	$22,411	$22,495	$22,117	$21,963	$22,831
06/30/22	$20,982	$20,638	$20,267	$20,126	$21,377
07/31/22	$22,289	$22,541	$22,186	$22,014	$22,719
08/31/22	$21,565	$21,622	$21,350	$21,192	$21,983
09/30/22	$19,839	$19,631	$19,366	$19,227	$20,223
10/31/22	$22,056	$21,220	$20,951	$20,804	$22,493
11/30/22	$23,368	$22,406	$22,062	$21,890	$23,839
12/31/22	$22,367	$21,115	$20,763	$20,608	$22,822
01/31/23	$23,136	$22,442	$22,211	$22,027	$23,616
02/28/23	$22,643	$21,894	$21,696	$21,513	$23,113
03/31/23	$23,213	$22,698	$22,289	$22,088	$23,704
04/30/23	$23,641	$23,052	$22,513	$22,323	$24,149
05/31/23	$23,345	$23,152	$22,609	$22,410	$23,851
06/30/23	$24,937	$24,682	$24,158	$23,940	$25,483
07/31/23	$25,568	$25,475	$25,029	$24,798	$26,138
08/31/23	$25,129	$25,069	$24,550	$24,320	$25,694
09/30/23	$23,848	$23,874	$23,375	$23,161	$24,387
10/31/23	$23,514	$23,372	$22,751	$22,547	$24,049
11/30/23	$25,372	$25,507	$24,890	$24,650	$25,958
12/31/23	$26,542	$26,665	$26,212	$25,957	$27,172
01/31/24	$26,895	$27,114	$26,495	$26,245	$27,541
02/29/24	$27,998	$28,561	$27,917	$27,666	$28,680
03/31/24	$28,895	$29,480	$28,822	$28,558	$29,606
04/30/24	$27,699	$28,276	$27,567	$27,301	$28,385
05/31/24	$28,806	$29,678	$28,882	$28,591	$29,532
06/30/24	$29,703	$30,743	$29,788	$29,476	$30,457
07/31/24	$30,376	$31,117	$30,328	$30,024	$31,165
08/31/24	$31,278	$31,872	$30,983	$30,678	$32,096
09/30/24	$31,784	$32,553	$31,628	$31,313	$32,625
10/31/24	$31,369	$32,258	$31,394	$31,083	$32,207
11/30/24	$32,631	$34,151	$33,471	$33,150	$33,516
12/31/24	$31,047	$33,337	$32,455	$32,137	$31,895
01/31/25	$31,984	$34,265	$33,461	$33,152	$32,869
02/28/25	$32,015	$33,818	$32,833	$32,516	$32,906
03/31/25	$30,741	$31,913	$30,897	$30,620	$31,600
04/30/25	$29,955	$31,696	$30,688	$30,414	$30,805
05/31/25	$31,210	$33,692	$32,651	$32,342	$32,100
06/30/25	$32,382	$35,405	$34,324	$33,985	$33,320
07/31/25	$32,947	$36,199	$35,101	$34,733	$33,908
08/31/25	$33,846	$36,933	$35,896	$35,537	$34,844
09/30/25	$34,523	$38,281	$37,154	$36,764	$35,548
10/31/25	$34,590	$39,178	$37,982	$37,552	$35,624
11/30/25	$34,968	$39,274	$38,050	$37,655	$36,019
12/31/25	$34,847	$39,298	$38,055	$37,647	$35,907
01/31/26	$35,675	$39,868	$38,686	$38,231	$36,770
02/28/26	$36,281	$39,565	$38,473	$38,049	$37,402
03/31/26	$34,324	$37,594	$36,575	$36,157	$35,390

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	11.66%	10.95%	13.13%
S&P 500® Index	17.80%	12.06%	14.16%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 3000® Index	18.09%	10.87%	13.72%
WisdomTree U.S. Quality Dividend Growth Index	11.99%	11.28%	13.47%

AssetsNet	$ 15,374,467,215
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 44,180,876
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,374,467,215 # of Portfolio Holdings199 Portfolio Turnover Rate41% Investment Advisory Fees Paid, Net$44,180,876
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	28.5%
Health Care	13.8%
Communication Services	12.9%
Industrials	10.3%
Financials	9.1%
Consumer Discretionary	8.3%
Consumer Staples	7.2%
Energy	6.1%
Materials	3.5%
Utilities	0.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	5.5%
Microsoft Corp.	4.8%
Exxon Mobil Corp.	3.5%
Meta Platforms, Inc., Class A	3.3%
Coca-Cola Co.	2.9%
Home Depot, Inc.	2.8%
Oracle Corp.	2.5%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000239901
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Growth Fund
Trading Symbol	QGRW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 21.65% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Growth Index, which returned 22.67% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials due to positive allocation effects stemming from underweighting an underperforming sector.

  Consumer Staples also produced a positive impact due to an almost equal mix of positive allocation and stock selection effects.

  Consumer Discretionary was the largest detractor primarily due to negative stock selection effects. Poor stock selection within Communication Services produced a similar effect.

  The Fund's focus on high quality companies was a headwind during the period, as the highest quality companies (proxied by the top quintile by return-on-equity) produced a negative performance effect due to poor stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Quality Growth Fund $21,341	S&P 500® Index $17,122	Russell 1000® Growth Index $19,191	S&P 500® Growth Index $18,770	WisdomTree U.S. Quality Growth Index $21,543
12/15/22	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/22	$9,347	$9,617	$9,429	$9,448	$9,350
01/31/23	$10,406	$10,221	$10,215	$9,980	$10,409
02/28/23	$10,378	$9,972	$10,093	$9,786	$10,380
03/31/23	$11,306	$10,338	$10,783	$10,359	$11,314
04/30/23	$11,474	$10,499	$10,890	$10,506	$11,480
05/31/23	$12,270	$10,545	$11,386	$10,769	$12,283
06/30/23	$13,150	$11,241	$12,165	$11,456	$13,167
07/31/23	$13,620	$11,603	$12,575	$11,805	$13,642
08/31/23	$13,393	$11,418	$12,462	$11,731	$13,416
09/30/23	$12,644	$10,873	$11,784	$11,160	$12,669
10/31/23	$12,413	$10,645	$11,616	$10,890	$12,441
11/30/23	$13,903	$11,617	$12,882	$11,846	$13,935
12/31/23	$14,576	$12,145	$13,453	$12,286	$14,612
01/31/24	$14,963	$12,349	$13,788	$12,641	$15,002
02/29/24	$16,111	$13,008	$14,729	$13,564	$16,160
03/31/24	$16,386	$13,427	$14,988	$13,853	$16,437
04/30/24	$15,632	$12,878	$14,353	$13,312	$15,685
05/31/24	$16,673	$13,517	$15,212	$14,190	$16,736
06/30/24	$17,865	$14,002	$16,238	$15,181	$17,937
07/31/24	$17,466	$14,172	$15,961	$14,983	$17,542
08/31/24	$17,753	$14,516	$16,294	$15,311	$17,833
09/30/24	$18,204	$14,826	$16,756	$15,746	$18,293
10/31/24	$18,188	$14,692	$16,700	$15,647	$18,278
11/30/24	$19,476	$15,554	$17,783	$16,576	$19,573
12/31/24	$19,650	$15,183	$17,940	$16,718	$19,753
01/31/25	$20,026	$15,606	$18,295	$17,167	$20,133
02/28/25	$19,239	$15,402	$17,638	$16,667	$19,345
03/31/25	$17,542	$14,535	$16,152	$15,302	$17,641
04/30/25	$17,985	$14,436	$16,438	$15,643	$18,094
05/31/25	$19,638	$15,345	$17,893	$17,115	$19,765
06/30/25	$20,976	$16,125	$19,033	$18,199	$21,115
07/31/25	$21,662	$16,487	$19,752	$18,823	$21,812
08/31/25	$21,826	$16,821	$19,973	$18,978	$21,981
09/30/25	$22,896	$17,435	$21,034	$19,984	$23,067
10/31/25	$23,958	$17,843	$21,798	$20,653	$24,150
11/30/25	$23,623	$17,887	$21,403	$20,461	$23,816
12/31/25	$23,435	$17,898	$21,270	$20,425	$23,637
01/31/26	$23,575	$18,158	$20,949	$20,537	$23,783
02/28/26	$22,628	$18,020	$20,245	$19,830	$22,833
03/31/26	$21,341	$17,122	$19,191	$18,770	$21,543

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 12/15/22
Fund NAV Returns	21.65%	25.88%
S&P 500® Index	17.80%	17.72%
Russell 1000® Growth Index	18.81%	21.87%
S&P 500® Growth Index	22.67%	21.05%
WisdomTree U.S. Quality Growth Index	22.12%	26.22%

AssetsNet	$ 2,090,974,196
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,883,945
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,090,974,196 # of Portfolio Holdings101 Portfolio Turnover Rate40% Investment Advisory Fees Paid, Net$4,883,945
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	49.3%
Communication Services	17.4%
Consumer Discretionary	12.6%
Industrials	8.9%
Health Care	5.1%
Financials	5.0%
Energy	0.7%
Consumer Staples	0.5%
Utilities	0.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	14.6%
Alphabet, Inc., Class A	8.8%
Meta Platforms, Inc., Class A	6.9%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Eli Lilly & Co.	2.9%
Tesla, Inc.	2.7%
Micron Technology, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033632
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Dividend Fund
Trading Symbol	DES
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 15.60% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Value Index, which returned 23.56% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Health Care exposures due to strong allocation effects. The Fund was underweight Health Care during the period while it was the worst-performing sector in the U. S. small cap universe.

  Real Estate was also a positive contributor due to positive stock selection, which outweighed negative allocation effects resulting from overweighting the sector when it was one of only three sectors to produce negative total returns during the period.

  Utilities weighed negatively on performance due to negative allocation effects, resulting from overweighting an underperforming sector.

  Financials and Industrials were also performance headwinds, both driven by negative stock selection.

  Information Technology was an outsized performance detractor due to an approximately equal combination of negative allocation and stock selection effects.

  The Fund's emphasis on dividend-paying U. S. small caps detracted from performance during the period. From a dividend perspective, virtually all of the underperformance can be explained by not having exposure to non-dividend payers. Non-payers were the best-performing group within the benchmark during the period, and the Fund had zero exposure to them by virtue of its investment strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. SmallCap Dividend Fund $20,965	MSCI USA Investable Market Index $36,511	Russell 2000® Index $25,659	Russell 2000® Value Index $25,032	Russell 3000® Index $36,157	S&P SmallCap 600® Index $25,713	S&P SmallCap 600® Value Index $24,883	WisdomTree U.S. SmallCap Dividend Index $21,760
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,228	$10,066	$10,157	$10,212	$10,062	$10,117	$10,208	$10,227
05/31/16	$10,215	$10,253	$10,386	$10,399	$10,242	$10,285	$10,259	$10,214
06/30/16	$10,509	$10,277	$10,379	$10,431	$10,263	$10,348	$10,340	$10,512
07/31/16	$11,030	$10,686	$10,999	$10,993	$10,670	$10,874	$10,874	$11,034
08/31/16	$11,048	$10,713	$11,193	$11,267	$10,698	$11,022	$10,996	$11,057
09/30/16	$11,151	$10,732	$11,318	$11,355	$10,714	$11,093	$11,088	$11,163
10/31/16	$10,710	$10,496	$10,780	$10,982	$10,483	$10,596	$10,675	$10,723
11/30/16	$11,901	$10,952	$11,982	$12,440	$10,952	$11,926	$12,098	$11,923
12/31/16	$12,334	$11,161	$12,318	$12,954	$11,165	$12,328	$12,485	$12,362
01/31/17	$12,177	$11,382	$12,366	$12,861	$11,376	$12,279	$12,348	$12,206
02/28/17	$12,226	$11,805	$12,605	$13,047	$11,799	$12,474	$12,526	$12,256
03/31/17	$12,122	$11,819	$12,622	$12,937	$11,807	$12,459	$12,432	$12,157
04/30/17	$12,301	$11,944	$12,760	$12,988	$11,932	$12,571	$12,504	$12,341
05/31/17	$11,897	$12,065	$12,500	$12,583	$12,054	$12,304	$12,222	$11,936
06/30/17	$12,183	$12,171	$12,933	$13,023	$12,163	$12,672	$12,592	$12,227
07/31/17	$12,325	$12,407	$13,029	$13,106	$12,392	$12,795	$12,678	$12,374
08/31/17	$12,028	$12,431	$12,863	$12,784	$12,416	$12,467	$12,331	$12,076
09/30/17	$12,821	$12,731	$13,666	$13,689	$12,719	$13,428	$13,383	$12,879
10/31/17	$12,913	$13,009	$13,782	$13,707	$12,996	$13,555	$13,467	$12,974
11/30/17	$13,448	$13,402	$14,179	$14,103	$13,391	$14,032	$13,971	$13,514
12/31/17	$13,403	$13,536	$14,122	$13,969	$13,525	$13,959	$13,922	$13,478
01/31/18	$13,379	$14,260	$14,491	$14,141	$14,238	$14,313	$14,123	$13,455
02/28/18	$12,589	$13,730	$13,930	$13,434	$13,713	$13,758	$13,536	$12,659
03/31/18	$12,731	$13,454	$14,110	$13,600	$13,438	$14,038	$13,738	$12,805
04/30/18	$12,970	$13,509	$14,232	$13,836	$13,489	$14,183	$13,965	$13,054
05/31/18	$13,537	$13,891	$15,096	$14,641	$13,869	$15,099	$14,785	$13,631
06/30/18	$13,830	$13,988	$15,204	$14,729	$13,960	$15,270	$14,917	$13,929
07/31/18	$14,040	$14,456	$15,469	$14,989	$14,423	$15,752	$15,305	$14,143
08/31/18	$14,307	$14,955	$16,136	$15,346	$14,930	$16,514	$15,787	$14,417
09/30/18	$14,002	$14,978	$15,748	$14,966	$14,955	$15,990	$15,306	$14,109
10/31/18	$12,954	$13,877	$14,038	$13,626	$13,853	$14,314	$13,789	$13,055
11/30/18	$13,184	$14,146	$14,261	$13,845	$14,131	$14,529	$13,872	$13,291
12/31/18	$11,696	$12,832	$12,567	$12,172	$12,816	$12,775	$12,162	$11,787
01/31/19	$12,988	$13,941	$13,980	$13,503	$13,916	$14,134	$13,658	$13,101
02/28/19	$13,520	$14,434	$14,707	$14,028	$14,405	$14,750	$14,233	$13,647
03/31/19	$13,145	$14,650	$14,399	$13,624	$14,616	$14,258	$13,677	$13,264
04/30/19	$13,482	$15,227	$14,889	$14,139	$15,199	$14,811	$14,267	$13,606
05/31/19	$12,275	$14,244	$13,731	$12,984	$14,216	$13,518	$12,848	$12,382
06/30/19	$13,055	$15,241	$14,701	$13,811	$15,214	$14,524	$13,848	$13,177
07/31/19	$13,150	$15,473	$14,786	$13,833	$15,440	$14,690	$14,008	$13,275
08/31/19	$12,547	$15,160	$14,056	$13,061	$15,125	$14,027	$13,289	$12,670
09/30/19	$13,293	$15,429	$14,348	$13,732	$15,391	$14,495	$14,049	$13,434
10/31/19	$13,492	$15,758	$14,726	$14,064	$15,722	$14,778	$14,317	$13,633
11/30/19	$13,772	$16,355	$15,332	$14,394	$16,320	$15,231	$14,705	$13,926
12/31/19	$14,070	$16,829	$15,774	$14,898	$16,791	$15,686	$15,146	$14,242
01/31/20	$13,145	$16,808	$15,268	$14,094	$16,773	$15,063	$14,173	$13,308
02/29/20	$11,817	$15,428	$13,983	$12,725	$15,400	$13,616	$12,723	$11,963
03/31/20	$8,910	$13,304	$10,945	$9,585	$13,282	$10,567	$9,486	$9,020
04/30/20	$10,075	$15,076	$12,448	$10,767	$15,041	$11,908	$10,780	$10,207
05/31/20	$10,174	$15,889	$13,258	$11,076	$15,845	$12,421	$11,037	$10,312
06/30/20	$10,510	$16,267	$13,727	$11,397	$16,207	$12,885	$11,441	$10,658
07/31/20	$10,721	$17,200	$14,107	$11,632	$17,128	$13,415	$11,723	$10,877
08/31/20	$11,161	$18,440	$14,902	$12,259	$18,369	$13,950	$12,331	$11,334
09/30/20	$10,545	$17,768	$14,404	$11,688	$17,700	$13,294	$11,680	$10,709
10/31/20	$10,844	$17,395	$14,706	$12,107	$17,318	$13,637	$12,105	$11,016
11/30/20	$12,488	$19,498	$17,416	$14,444	$19,425	$16,115	$14,427	$12,696
12/31/20	$13,450	$20,380	$18,923	$15,588	$20,298	$17,456	$15,530	$13,672
01/31/21	$13,733	$20,296	$19,875	$16,408	$20,208	$18,554	$16,506	$13,963
02/28/21	$14,908	$20,916	$21,114	$17,950	$20,840	$19,974	$18,291	$15,164
03/31/21	$15,749	$21,662	$21,326	$18,888	$21,587	$20,640	$19,283	$16,023
04/30/21	$16,155	$22,797	$21,774	$19,270	$22,699	$21,060	$19,672	$16,440
05/31/21	$16,649	$22,892	$21,819	$19,869	$22,803	$21,498	$20,422	$16,951
06/30/21	$16,247	$23,495	$22,241	$19,749	$23,365	$21,570	$20,281	$16,549
07/31/21	$16,034	$23,928	$21,438	$19,042	$23,761	$21,055	$19,398	$16,333
08/31/21	$16,330	$24,616	$21,918	$19,552	$24,438	$21,479	$19,770	$16,640
09/30/21	$15,803	$23,504	$21,272	$19,160	$23,342	$20,957	$19,465	$16,105
10/31/21	$16,367	$25,085	$22,177	$19,891	$24,920	$21,675	$20,016	$16,682
11/30/21	$16,078	$24,741	$21,252	$19,211	$24,541	$21,179	$19,514	$16,389
12/31/21	$17,042	$25,704	$21,727	$19,995	$25,507	$22,138	$20,336	$17,378
01/31/22	$16,404	$24,184	$19,635	$18,829	$24,006	$20,530	$19,457	$16,735
02/28/22	$16,467	$23,574	$19,845	$19,141	$23,402	$20,817	$19,913	$16,811
03/31/22	$16,565	$24,346	$20,092	$19,515	$24,161	$20,893	$20,003	$16,917
04/30/22	$15,470	$22,157	$18,101	$18,001	$21,993	$19,262	$18,749	$15,806
05/31/22	$15,986	$22,117	$18,128	$18,346	$21,963	$19,621	$19,180	$16,334
06/30/22	$14,775	$20,267	$16,637	$16,534	$20,126	$17,944	$17,455	$15,092
07/31/22	$15,924	$22,186	$18,374	$18,134	$22,014	$19,741	$18,959	$16,270
08/31/22	$15,142	$21,350	$17,998	$17,561	$21,192	$18,875	$18,166	$15,480
09/30/22	$13,597	$19,366	$16,273	$15,772	$19,227	$17,011	$16,271	$13,897
10/31/22	$15,425	$20,951	$18,065	$17,757	$20,804	$19,114	$18,616	$15,774
11/30/22	$16,142	$22,062	$18,487	$18,300	$21,890	$19,911	$19,353	$16,509
12/31/22	$15,178	$20,763	$17,287	$17,099	$20,608	$18,574	$18,090	$15,533
01/31/23	$16,626	$22,211	$18,972	$18,731	$22,027	$20,338	$20,253	$17,029
02/28/23	$16,410	$21,696	$18,651	$18,299	$21,513	$20,088	$19,916	$16,818
03/31/23	$15,307	$22,289	$17,760	$16,987	$22,088	$19,051	$18,642	$15,695
04/30/23	$14,942	$22,513	$17,441	$16,563	$22,323	$18,522	$18,192	$15,317
05/31/23	$14,311	$22,609	$17,280	$16,237	$22,410	$18,197	$17,513	$14,682
06/30/23	$15,554	$24,158	$18,685	$17,527	$23,940	$19,695	$19,005	$15,950
07/31/23	$16,570	$25,029	$19,827	$18,850	$24,798	$20,780	$20,147	$17,000
08/31/23	$16,046	$24,550	$18,835	$17,943	$24,320	$19,920	$19,156	$16,468
09/30/23	$15,348	$23,375	$17,726	$17,008	$23,161	$18,725	$17,941	$15,759
10/31/23	$14,663	$22,751	$16,518	$15,994	$22,547	$17,651	$16,814	$15,053
11/30/23	$15,900	$24,890	$18,013	$17,433	$24,650	$19,111	$18,327	$16,340
12/31/23	$17,668	$26,212	$20,213	$19,603	$25,957	$21,556	$20,783	$18,184
01/31/24	$16,967	$26,495	$19,427	$18,713	$26,245	$20,705	$19,669	$17,461
02/29/24	$17,272	$27,917	$20,526	$19,325	$27,666	$21,393	$20,131	$17,773
03/31/24	$18,030	$28,822	$21,260	$20,172	$28,558	$22,086	$20,812	$18,557
04/30/24	$17,015	$27,567	$19,764	$18,887	$27,301	$20,847	$19,459	$17,519
05/31/24	$17,684	$28,882	$20,756	$19,770	$28,591	$21,898	$20,355	$18,222
06/30/24	$17,355	$29,788	$20,564	$19,437	$29,476	$21,400	$19,803	$17,890
07/31/24	$19,417	$30,328	$22,653	$21,805	$30,024	$23,710	$22,120	$20,015
08/31/24	$19,186	$30,983	$22,314	$21,396	$30,678	$23,369	$21,845	$19,790
09/30/24	$19,296	$31,628	$22,470	$21,410	$31,313	$23,567	$22,040	$19,917
10/31/24	$19,045	$31,394	$22,146	$21,075	$31,083	$22,946	$21,661	$19,665
11/30/24	$21,016	$33,471	$24,575	$23,108	$33,150	$25,455	$23,977	$21,704
12/31/24	$19,397	$32,455	$22,546	$21,182	$32,137	$23,430	$22,355	$20,040
01/31/25	$19,581	$33,461	$23,137	$21,617	$33,152	$24,113	$22,760	$20,237
02/28/25	$19,032	$32,833	$21,899	$20,790	$32,516	$22,736	$21,508	$19,672
03/31/25	$18,135	$30,897	$20,409	$19,542	$30,620	$21,339	$20,139	$18,741
04/30/25	$17,162	$30,688	$19,937	$18,757	$30,414	$20,445	$18,965	$17,746
05/31/25	$17,728	$32,651	$21,002	$19,545	$32,342	$21,515	$19,794	$18,336
06/30/25	$18,205	$34,324	$22,143	$20,513	$33,985	$22,385	$20,646	$18,836
07/31/25	$18,264	$35,101	$22,527	$20,875	$34,733	$22,592	$20,915	$18,908
08/31/25	$19,597	$35,896	$24,137	$22,643	$35,537	$24,188	$22,749	$20,295
09/30/25	$19,431	$37,154	$24,888	$23,098	$36,764	$24,425	$23,064	$20,136
10/31/25	$18,845	$37,982	$25,338	$23,156	$37,552	$24,211	$22,987	$19,537
11/30/25	$19,437	$38,050	$25,581	$23,807	$37,655	$24,853	$23,626	$20,155
12/31/25	$19,447	$37,988	$25,433	$23,850	$37,647	$24,840	$23,853	$20,177
01/31/26	$20,819	$38,617	$26,794	$25,486	$38,231	$26,233	$25,395	$21,611
02/28/26	$21,553	$38,405	$27,010	$25,977	$38,049	$26,803	$25,750	$22,383
03/31/26	$20,965	$36,511	$25,659	$25,032	$36,157	$25,713	$24,883	$21,760

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	15.60%	5.89%	7.68%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P SmallCap 600® Index	20.50%	4.49%	9.90%
S&P SmallCap 600® Value Index	23.56%	5.23%	9.54%
WisdomTree U.S. SmallCap Dividend Index	16.11%	6.31%	8.09%

AssetsNet	$ 1,941,842,744
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 7,072,452
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,941,842,744 # of Portfolio Holdings531 Portfolio Turnover Rate40% Investment Advisory Fees Paid, Net$7,072,452
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.5%
Consumer Discretionary	14.5%
Industrials	13.2%
Energy	11.6%
Real Estate	9.5%
Materials	8.1%
Utilities	4.9%
Consumer Staples	4.9%
Information Technology	4.0%
Communication Services	2.4%
Other Sectors	2.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Sonoco Products Co.	1.1%
TFS Financial Corp.	1.1%
Kodiak Gas Services, Inc.	1.0%
EPR Properties	1.0%
Cal-Maine Foods, Inc.	1.0%
Northwestern Energy Group, Inc.	0.9%
California Resources Corp.	0.9%
Patterson-UTI Energy, Inc.	0.9%
Travel & Leisure Co.	0.8%
Archrock, Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042153
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Fund
Trading Symbol	EES
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 20.67% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Index, which returned 20.50% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy and Consumer Discretionary due to positive stock selection effects.

  Health Care was the greatest positive contributor overall, also due to favorable stock selection effects.

  Industrials and Information Technology were the two largest detractors, both due to negative stock selection effects, although poor allocation effects within Information Technology compounded the negative performance.

  The Fund's emphasis on profitable small cap U. S. companies produced mixed performance results during the period. The top quintile of profitable companies produced positive performance effects due to strong stock selection, while the fifth quintile (representing the least profitable companies) produced negative performance effects due to stock selection. This suggests that the small cap market was not discerning of profitability during the period and did not reward or punish profitable or unprofitable companies disproportionately.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. SmallCap Fund $26,000	MSCI USA Investable Market Index $36,575	Russell 2000® Index $25,659	Russell 2000® Value Index $25,032	Russell 3000® Index $36,157	S&P SmallCap 600® Index $25,713	S&P SmallCap 600® Value Index $24,883	WisdomTree U.S. SmallCap Index $26,806
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,248	$10,066	$10,157	$10,212	$10,062	$10,117	$10,208	$10,244
05/31/16	$10,291	$10,253	$10,386	$10,399	$10,242	$10,285	$10,259	$10,287
06/30/16	$10,295	$10,277	$10,379	$10,431	$10,263	$10,348	$10,340	$10,294
07/31/16	$10,837	$10,686	$10,999	$10,993	$10,670	$10,874	$10,874	$10,836
08/31/16	$10,981	$10,713	$11,193	$11,267	$10,698	$11,022	$10,996	$10,984
09/30/16	$11,124	$10,732	$11,318	$11,355	$10,714	$11,093	$11,088	$11,129
10/31/16	$10,690	$10,496	$10,780	$10,982	$10,483	$10,596	$10,675	$10,697
11/30/16	$12,180	$10,952	$11,982	$12,440	$10,952	$11,926	$12,098	$12,195
12/31/16	$12,752	$11,161	$12,318	$12,954	$11,165	$12,328	$12,485	$12,776
01/31/17	$12,588	$11,382	$12,366	$12,861	$11,376	$12,279	$12,348	$12,612
02/28/17	$12,677	$11,805	$12,605	$13,047	$11,799	$12,474	$12,526	$12,702
03/31/17	$12,680	$11,819	$12,622	$12,937	$11,807	$12,459	$12,432	$12,705
04/30/17	$12,921	$11,944	$12,760	$12,988	$11,932	$12,571	$12,504	$12,950
05/31/17	$12,534	$12,065	$12,500	$12,583	$12,054	$12,304	$12,222	$12,562
06/30/17	$13,008	$12,171	$12,933	$13,023	$12,163	$12,672	$12,592	$13,041
07/31/17	$12,996	$12,407	$13,029	$13,106	$12,392	$12,795	$12,678	$13,026
08/31/17	$12,743	$12,431	$12,863	$12,784	$12,416	$12,467	$12,331	$12,777
09/30/17	$13,838	$12,731	$13,666	$13,689	$12,719	$13,428	$13,383	$13,878
10/31/17	$14,000	$13,009	$13,782	$13,707	$12,996	$13,555	$13,467	$14,043
11/30/17	$14,472	$13,402	$14,179	$14,103	$13,391	$14,032	$13,971	$14,522
12/31/17	$14,353	$13,536	$14,122	$13,969	$13,525	$13,959	$13,922	$14,407
01/31/18	$14,671	$14,260	$14,491	$14,141	$14,238	$14,313	$14,123	$14,728
02/28/18	$13,984	$13,730	$13,930	$13,434	$13,713	$13,758	$13,536	$14,040
03/31/18	$14,213	$13,454	$14,110	$13,600	$13,438	$14,038	$13,738	$14,273
04/30/18	$14,333	$13,509	$14,232	$13,836	$13,489	$14,183	$13,965	$14,400
05/31/18	$15,141	$13,891	$15,096	$14,641	$13,869	$15,099	$14,785	$15,213
06/30/18	$15,462	$13,988	$15,204	$14,729	$13,960	$15,270	$14,917	$15,543
07/31/18	$15,794	$14,456	$15,469	$14,989	$14,423	$15,752	$15,305	$15,879
08/31/18	$16,303	$14,955	$16,136	$15,346	$14,930	$16,514	$15,787	$16,393
09/30/18	$15,967	$14,978	$15,748	$14,966	$14,955	$15,990	$15,306	$16,062
10/31/18	$14,530	$13,877	$14,038	$13,626	$13,853	$14,314	$13,789	$14,615
11/30/18	$14,546	$14,146	$14,261	$13,845	$14,131	$14,529	$13,872	$14,637
12/31/18	$12,924	$12,832	$12,567	$12,172	$12,816	$12,775	$12,162	$13,002
01/31/19	$14,514	$13,941	$13,980	$13,503	$13,916	$14,134	$13,658	$14,603
02/28/19	$15,217	$14,434	$14,707	$14,028	$14,405	$14,750	$14,233	$15,315
03/31/19	$14,599	$14,650	$14,399	$13,624	$14,616	$14,258	$13,677	$14,697
04/30/19	$15,251	$15,227	$14,889	$14,139	$15,199	$14,811	$14,267	$15,357
05/31/19	$13,527	$14,244	$13,731	$12,984	$14,216	$13,518	$12,848	$13,621
06/30/19	$14,571	$15,241	$14,701	$13,811	$15,214	$14,524	$13,848	$14,677
07/31/19	$14,587	$15,473	$14,786	$13,833	$15,440	$14,690	$14,008	$14,695
08/31/19	$13,673	$15,160	$14,056	$13,061	$15,125	$14,027	$13,289	$13,772
09/30/19	$14,535	$15,429	$14,348	$13,732	$15,391	$14,495	$14,049	$14,651
10/31/19	$14,857	$15,758	$14,726	$14,064	$15,722	$14,778	$14,317	$14,976
11/30/19	$15,269	$16,355	$15,332	$14,394	$16,320	$15,231	$14,705	$15,392
12/31/19	$15,757	$16,829	$15,774	$14,898	$16,791	$15,686	$15,146	$15,898
01/31/20	$14,439	$16,808	$15,268	$14,094	$16,773	$15,063	$14,173	$14,564
02/29/20	$12,847	$15,428	$13,983	$12,725	$15,400	$13,616	$12,723	$12,955
03/31/20	$9,217	$13,304	$10,945	$9,585	$13,282	$10,567	$9,486	$9,290
04/30/20	$10,848	$15,076	$12,448	$10,767	$15,041	$11,908	$10,780	$10,934
05/31/20	$11,330	$15,889	$13,258	$11,076	$15,845	$12,421	$11,037	$11,421
06/30/20	$11,725	$16,267	$13,727	$11,397	$16,207	$12,885	$11,441	$11,824
07/31/20	$12,072	$17,200	$14,107	$11,632	$17,128	$13,415	$11,723	$12,180
08/31/20	$12,994	$18,440	$14,902	$12,259	$18,369	$13,950	$12,331	$13,113
09/30/20	$12,378	$17,768	$14,404	$11,688	$17,700	$13,294	$11,680	$12,494
10/31/20	$12,714	$17,395	$14,706	$12,107	$17,318	$13,637	$12,105	$12,834
11/30/20	$15,007	$19,498	$17,416	$14,444	$19,425	$16,115	$14,427	$15,158
12/31/20	$16,196	$20,380	$18,923	$15,588	$20,298	$17,456	$15,530	$16,383
01/31/21	$16,967	$20,296	$19,875	$16,408	$20,208	$18,554	$16,506	$17,176
02/28/21	$18,462	$20,916	$21,114	$17,950	$20,840	$19,974	$18,291	$18,681
03/31/21	$19,701	$21,662	$21,326	$18,888	$21,587	$20,640	$19,283	$19,945
04/30/21	$20,072	$22,797	$21,774	$19,270	$22,699	$21,060	$19,672	$20,326
05/31/21	$20,835	$22,892	$21,819	$19,869	$22,803	$21,498	$20,422	$21,106
06/30/21	$20,634	$23,495	$22,241	$19,749	$23,365	$21,570	$20,281	$20,918
07/31/21	$20,216	$23,928	$21,438	$19,042	$23,761	$21,055	$19,398	$20,495
08/31/21	$20,605	$24,616	$21,918	$19,552	$24,438	$21,479	$19,770	$20,897
09/30/21	$20,262	$23,504	$21,272	$19,160	$23,342	$20,957	$19,465	$20,552
10/31/21	$21,047	$25,085	$22,177	$19,891	$24,920	$21,675	$20,016	$21,357
11/30/21	$20,845	$24,741	$21,252	$19,211	$24,541	$21,179	$19,514	$21,157
12/31/21	$21,758	$25,704	$21,727	$19,995	$25,507	$22,138	$20,336	$22,098
01/31/22	$20,359	$24,184	$19,635	$18,829	$24,006	$20,530	$19,457	$20,686
02/28/22	$20,529	$23,574	$19,845	$19,141	$23,402	$20,817	$19,913	$20,854
03/31/22	$20,313	$24,346	$20,092	$19,515	$24,161	$20,893	$20,003	$20,645
04/30/22	$18,809	$22,157	$18,101	$18,001	$21,993	$19,262	$18,749	$19,119
05/31/22	$19,190	$22,117	$18,128	$18,346	$21,963	$19,621	$19,180	$19,511
06/30/22	$17,492	$20,267	$16,637	$16,534	$20,126	$17,944	$17,455	$17,780
07/31/22	$19,208	$22,186	$18,374	$18,134	$22,014	$19,741	$18,959	$19,531
08/31/22	$18,524	$21,350	$17,998	$17,561	$21,192	$18,875	$18,166	$18,836
09/30/22	$16,701	$19,366	$16,273	$15,772	$19,227	$17,011	$16,271	$16,985
10/31/22	$18,821	$20,951	$18,065	$17,757	$20,804	$19,114	$18,616	$19,163
11/30/22	$19,538	$22,062	$18,487	$18,300	$21,890	$19,911	$19,353	$19,898
12/31/22	$18,242	$20,763	$17,287	$17,099	$20,608	$18,574	$18,090	$18,581
01/31/23	$20,321	$22,211	$18,972	$18,731	$22,027	$20,338	$20,253	$20,717
02/28/23	$19,879	$21,696	$18,651	$18,299	$21,513	$20,088	$19,916	$20,269
03/31/23	$18,584	$22,289	$17,760	$16,987	$22,088	$19,051	$18,642	$18,938
04/30/23	$18,116	$22,513	$17,441	$16,563	$22,323	$18,522	$18,192	$18,462
05/31/23	$17,656	$22,609	$17,280	$16,237	$22,410	$18,197	$17,513	$18,002
06/30/23	$19,373	$24,158	$18,685	$17,527	$23,940	$19,695	$19,005	$19,760
07/31/23	$20,749	$25,029	$19,827	$18,850	$24,798	$20,780	$20,147	$21,177
08/31/23	$19,684	$24,550	$18,835	$17,943	$24,320	$19,920	$19,156	$20,109
09/30/23	$18,718	$23,375	$17,726	$17,008	$23,161	$18,725	$17,941	$19,131
10/31/23	$17,623	$22,751	$16,518	$15,994	$22,547	$17,651	$16,814	$18,015
11/30/23	$19,181	$24,890	$18,013	$17,433	$24,650	$19,111	$18,327	$19,620
12/31/23	$21,602	$26,212	$20,213	$19,603	$25,957	$21,556	$20,783	$22,105
01/31/24	$20,503	$26,495	$19,427	$18,713	$26,245	$20,705	$19,669	$20,986
02/29/24	$21,111	$27,917	$20,526	$19,325	$27,666	$21,393	$20,131	$21,614
03/31/24	$21,823	$28,822	$21,260	$20,172	$28,558	$22,086	$20,812	$22,346
04/30/24	$20,411	$27,567	$19,764	$18,887	$27,301	$20,847	$19,459	$20,907
05/31/24	$21,278	$28,882	$20,756	$19,770	$28,591	$21,898	$20,355	$21,800
06/30/24	$20,698	$29,788	$20,564	$19,437	$29,476	$21,400	$19,803	$21,212
07/31/24	$23,345	$30,328	$22,653	$21,805	$30,024	$23,710	$22,120	$23,934
08/31/24	$23,004	$30,983	$22,314	$21,396	$30,678	$23,369	$21,845	$23,587
09/30/24	$23,128	$31,628	$22,470	$21,410	$31,313	$23,567	$22,040	$23,718
10/31/24	$22,834	$31,394	$22,146	$21,075	$31,083	$22,946	$21,661	$23,427
11/30/24	$25,486	$33,471	$24,575	$23,108	$33,150	$25,455	$23,977	$26,160
12/31/24	$23,738	$32,455	$22,546	$21,182	$32,137	$23,430	$22,355	$24,361
01/31/25	$24,302	$33,461	$23,137	$21,617	$33,152	$24,113	$22,760	$24,943
02/28/25	$22,949	$32,833	$21,899	$20,790	$32,516	$22,736	$21,508	$23,560
03/31/25	$21,546	$30,897	$20,409	$19,542	$30,620	$21,339	$20,139	$22,130
04/30/25	$20,583	$30,688	$19,937	$18,757	$30,414	$20,445	$18,965	$21,142
05/31/25	$21,731	$32,651	$21,002	$19,545	$32,342	$21,515	$19,794	$22,333
06/30/25	$22,643	$33,771	$22,143	$20,513	$33,985	$22,385	$20,646	$23,275
07/31/25	$22,927	$34,536	$22,527	$20,875	$34,733	$22,592	$20,915	$23,577
08/31/25	$24,831	$35,318	$24,137	$22,643	$35,537	$24,188	$22,749	$25,548
09/30/25	$24,815	$36,557	$24,888	$23,098	$36,764	$24,425	$23,064	$25,537
10/31/25	$24,406	$37,371	$25,338	$23,156	$37,552	$24,211	$22,987	$25,121
11/30/25	$25,136	$37,438	$25,581	$23,807	$37,655	$24,853	$23,626	$25,884
12/31/25	$25,384	$38,055	$25,433	$23,850	$37,647	$24,840	$23,853	$26,165
01/31/26	$26,532	$38,686	$26,794	$25,486	$38,231	$26,233	$25,395	$27,350
02/28/26	$26,746	$38,473	$27,010	$25,977	$38,049	$26,803	$25,750	$27,586
03/31/26	$26,000	$36,575	$25,659	$25,032	$36,157	$25,713	$24,883	$26,806

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	20.67%	5.71%	10.03%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P SmallCap 600® Index	20.50%	4.49%	9.90%
S&P SmallCap 600® Value Index	23.56%	5.23%	9.54%
WisdomTree U.S. SmallCap Index	21.13%	6.09%	10.36%

AssetsNet	$ 633,087,987
Holdings Count | Holding	905
Advisory Fees Paid, Amount	$ 2,323,801
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$633,087,987 # of Portfolio Holdings905 Portfolio Turnover Rate48% Investment Advisory Fees Paid, Net$2,323,801
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.7%
Industrials	14.1%
Consumer Discretionary	13.6%
Health Care	10.1%
Information Technology	10.1%
Energy	8.7%
Materials	5.2%
Communication Services	4.2%
Consumer Staples	4.2%
Real Estate	4.0%
Other Sectors	2.8%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Venture Global, Inc., Class A	2.0%
Crescent Energy Co., Class A	0.9%
Matson, Inc.	0.7%
Northern Oil & Gas, Inc.	0.7%
BGC Group, Inc., Class A	0.6%
Western Union Co.	0.6%
Virtu Financial, Inc., Class A	0.6%
Sarepta Therapeutics, Inc.	0.6%
RingCentral, Inc., Class A	0.6%
Bread Financial Holdings, Inc.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000126585
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Trading Symbol	DGRS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 17.00% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Index, which returned 20.50% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care due to an approximately equal mix of allocation and stock selection effects. Health Care was the second worst-performing sector in the benchmark during the period, so underweighting it produced positive performance effects.

  Energy was also additive, primarily due to positive allocation effects. The Fund was marginally overweight Energy, but it was the second best-performing group in the benchmark during the period, resulting in positive impacts.

  Consumer Discretionary and Real Estate positively contributed to performance due to a combination of allocation and selection effects in the latter and stock selection effects in the former.

  Information Technology was a performance detractor due to a mix of negative allocation and stock selection effects. It was the best performing group within the benchmark, so a nearly 10% underweight created a performance drag.

  Negative stock selection effects also caused Industrials and Materials to meaningfully weigh on performance.

  The Fund's emphasis on high-quality companies was not additive during the period, as both the first and fifth quintiles by return-on-equity produced negative performance effects due to poor stock selection. This suggests that the small cap market was not discerning of quality companies during the period and neither rewarded nor punished them disproportionately versus one another.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund $24,082	MSCI USA Investable Market Index $36,575	Russell 2000® Index $25,659	Russell 3000® Index $36,157	S&P SmallCap 600® Index $25,713	WisdomTree U.S. SmallCap Quality Dividend Growth Index $24,906
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,114	$10,066	$10,157	$10,062	$10,117	$10,113
05/31/16	$10,034	$10,253	$10,386	$10,242	$10,285	$10,034
06/30/16	$10,276	$10,277	$10,379	$10,263	$10,348	$10,275
07/31/16	$10,832	$10,686	$10,999	$10,670	$10,874	$10,832
08/31/16	$10,991	$10,713	$11,193	$10,698	$11,022	$10,997
09/30/16	$11,069	$10,732	$11,318	$10,714	$11,093	$11,078
10/31/16	$10,688	$10,496	$10,780	$10,483	$10,596	$10,698
11/30/16	$11,949	$10,952	$11,982	$10,952	$11,926	$11,963
12/31/16	$12,265	$11,161	$12,318	$11,165	$12,328	$12,285
01/31/17	$12,161	$11,382	$12,366	$11,376	$12,279	$12,185
02/28/17	$12,054	$11,805	$12,605	$11,799	$12,474	$12,080
03/31/17	$12,012	$11,819	$12,622	$11,807	$12,459	$12,041
04/30/17	$12,204	$11,944	$12,760	$11,932	$12,571	$12,236
05/31/17	$11,873	$12,065	$12,500	$12,054	$12,304	$11,908
06/30/17	$12,128	$12,171	$12,933	$12,163	$12,672	$12,167
07/31/17	$12,274	$12,407	$13,029	$12,392	$12,795	$12,317
08/31/17	$11,755	$12,431	$12,863	$12,416	$12,467	$11,799
09/30/17	$12,658	$12,731	$13,666	$12,719	$13,428	$12,711
10/31/17	$12,719	$13,009	$13,782	$12,996	$13,555	$12,777
11/30/17	$13,266	$13,402	$14,179	$13,391	$14,032	$13,327
12/31/17	$13,134	$13,536	$14,122	$13,525	$13,959	$13,200
01/31/18	$13,288	$14,260	$14,491	$14,238	$14,313	$13,357
02/28/18	$12,638	$13,730	$13,930	$13,713	$13,758	$12,706
03/31/18	$12,729	$13,454	$14,110	$13,438	$14,038	$12,797
04/30/18	$12,824	$13,509	$14,232	$13,489	$14,183	$12,895
05/31/18	$13,409	$13,891	$15,096	$13,869	$15,099	$13,487
06/30/18	$13,658	$13,988	$15,204	$13,960	$15,270	$13,742
07/31/18	$13,990	$14,456	$15,469	$14,423	$15,752	$14,083
08/31/18	$14,352	$14,955	$16,136	$14,930	$16,514	$14,451
09/30/18	$14,133	$14,978	$15,748	$14,955	$15,990	$14,234
10/31/18	$12,985	$13,877	$14,038	$13,853	$14,314	$13,077
11/30/18	$13,215	$14,146	$14,261	$14,131	$14,529	$13,311
12/31/18	$11,784	$12,832	$12,567	$12,816	$12,775	$11,865
01/31/19	$13,076	$13,941	$13,980	$13,916	$14,134	$13,176
02/28/19	$13,761	$14,434	$14,707	$14,405	$14,750	$13,872
03/31/19	$13,215	$14,650	$14,399	$14,616	$14,258	$13,320
04/30/19	$13,910	$15,227	$14,889	$15,199	$14,811	$14,027
05/31/19	$12,521	$14,244	$13,731	$14,216	$13,518	$12,631
06/30/19	$13,607	$15,241	$14,701	$15,214	$14,524	$13,732
07/31/19	$13,719	$15,473	$14,786	$15,440	$14,690	$13,849
08/31/19	$12,960	$15,160	$14,056	$15,125	$14,027	$13,084
09/30/19	$13,704	$15,429	$14,348	$15,391	$14,495	$13,840
10/31/19	$14,030	$15,758	$14,726	$15,722	$14,778	$14,172
11/30/19	$14,424	$16,355	$15,332	$16,320	$15,231	$14,576
12/31/19	$14,655	$16,829	$15,774	$16,791	$15,686	$14,817
01/31/20	$13,919	$16,808	$15,268	$16,773	$15,063	$14,075
02/29/20	$12,639	$15,428	$13,983	$15,400	$13,616	$12,781
03/31/20	$9,749	$13,304	$10,945	$13,282	$10,567	$9,843
04/30/20	$10,961	$15,076	$12,448	$15,041	$11,908	$11,076
05/31/20	$11,370	$15,889	$13,258	$15,845	$12,421	$11,492
06/30/20	$11,789	$16,267	$13,727	$16,207	$12,885	$11,924
07/31/20	$12,095	$17,200	$14,107	$17,128	$13,415	$12,235
08/31/20	$12,600	$18,440	$14,902	$18,369	$13,950	$12,753
09/30/20	$12,172	$17,768	$14,404	$17,700	$13,294	$12,323
10/31/20	$12,618	$17,395	$14,706	$17,318	$13,637	$12,782
11/30/20	$14,570	$19,498	$17,416	$19,425	$16,115	$14,763
12/31/20	$15,743	$20,380	$18,923	$20,298	$17,456	$15,962
01/31/21	$16,132	$20,296	$19,875	$20,208	$18,554	$16,365
02/28/21	$17,451	$20,916	$21,114	$20,840	$19,974	$17,705
03/31/21	$18,392	$21,662	$21,326	$21,587	$20,640	$18,668
04/30/21	$18,612	$22,797	$21,774	$22,699	$21,060	$18,897
05/31/21	$19,129	$22,892	$21,819	$22,803	$21,498	$19,429
06/30/21	$18,667	$23,495	$22,241	$23,365	$21,570	$18,967
07/31/21	$18,298	$23,928	$21,438	$23,761	$21,055	$18,596
08/31/21	$18,558	$24,616	$21,918	$24,438	$21,479	$18,866
09/30/21	$17,976	$23,504	$21,272	$23,342	$20,957	$18,278
10/31/21	$18,591	$25,085	$22,177	$24,920	$21,675	$18,911
11/30/21	$18,279	$24,741	$21,252	$24,541	$21,179	$18,600
12/31/21	$19,399	$25,704	$21,727	$25,507	$22,138	$19,746
01/31/22	$18,434	$24,184	$19,635	$24,006	$20,530	$18,770
02/28/22	$18,269	$23,574	$19,845	$23,402	$20,817	$18,610
03/31/22	$18,313	$24,346	$20,092	$24,161	$20,893	$18,664
04/30/22	$17,150	$22,157	$18,101	$21,993	$19,262	$17,487
05/31/22	$17,767	$22,117	$18,128	$21,963	$19,621	$18,124
06/30/22	$16,364	$20,267	$16,637	$20,126	$17,944	$16,696
07/31/22	$17,787	$22,186	$18,374	$22,014	$19,741	$18,153
08/31/22	$16,755	$21,350	$17,998	$21,192	$18,875	$17,102
09/30/22	$14,947	$19,366	$16,273	$19,227	$17,011	$15,257
10/31/22	$17,009	$20,951	$18,065	$20,804	$19,114	$17,359
11/30/22	$17,969	$22,062	$18,487	$21,890	$19,911	$18,346
12/31/22	$16,874	$20,763	$17,287	$20,608	$18,574	$17,233
01/31/23	$18,892	$22,211	$18,972	$22,027	$20,338	$19,302
02/28/23	$18,633	$21,696	$18,651	$21,513	$20,088	$19,041
03/31/23	$17,551	$22,289	$17,760	$22,088	$19,051	$17,935
04/30/23	$17,160	$22,513	$17,441	$22,323	$18,522	$17,542
05/31/23	$16,472	$22,609	$17,280	$22,410	$18,197	$16,841
06/30/23	$18,042	$24,158	$18,685	$23,940	$19,695	$18,459
07/31/23	$19,137	$25,029	$19,827	$24,798	$20,780	$19,587
08/31/23	$18,455	$24,550	$18,835	$24,320	$19,920	$18,891
09/30/23	$17,666	$23,375	$17,726	$23,161	$18,725	$18,086
10/31/23	$16,692	$22,751	$16,518	$22,547	$17,651	$17,095
11/30/23	$18,232	$24,890	$18,013	$24,650	$19,111	$18,680
12/31/23	$20,426	$26,212	$20,213	$25,957	$21,556	$20,961
01/31/24	$19,878	$26,495	$19,427	$26,245	$20,705	$20,405
02/29/24	$20,562	$27,917	$20,526	$27,666	$21,393	$21,116
03/31/24	$21,481	$28,822	$21,260	$28,558	$22,086	$22,071
04/30/24	$20,239	$27,567	$19,764	$27,301	$20,847	$20,796
05/31/24	$21,220	$28,882	$20,756	$28,591	$21,898	$21,814
06/30/24	$20,542	$29,788	$20,564	$29,476	$21,400	$21,120
07/31/24	$22,804	$30,328	$22,653	$30,024	$23,710	$23,460
08/31/24	$22,312	$30,983	$22,314	$30,678	$23,369	$22,962
09/30/24	$22,542	$31,628	$22,470	$31,313	$23,567	$23,205
10/31/24	$22,104	$31,394	$22,146	$31,083	$22,946	$22,764
11/30/24	$24,625	$33,471	$24,575	$33,150	$25,455	$25,365
12/31/24	$22,529	$32,455	$22,546	$32,137	$23,430	$23,208
01/31/25	$22,722	$33,461	$23,137	$33,152	$24,113	$23,414
02/28/25	$21,827	$32,833	$21,899	$32,516	$22,736	$22,496
03/31/25	$20,583	$30,897	$20,409	$30,620	$21,339	$21,220
04/30/25	$19,288	$30,688	$19,937	$30,414	$20,445	$19,886
05/31/25	$20,211	$32,651	$21,002	$32,342	$21,515	$20,850
06/30/25	$20,811	$34,324	$22,143	$33,985	$22,385	$21,475
07/31/25	$21,256	$35,101	$22,527	$34,733	$22,592	$21,940
08/31/25	$22,745	$35,896	$24,137	$35,537	$24,188	$23,491
09/30/25	$22,463	$37,154	$24,888	$36,764	$24,425	$23,204
10/31/25	$22,028	$37,982	$25,338	$37,552	$24,211	$22,762
11/30/25	$22,236	$38,050	$25,581	$37,655	$24,853	$22,982
12/31/25	$22,474	$38,055	$25,433	$37,647	$24,840	$23,240
01/31/26	$24,221	$38,686	$26,794	$38,231	$26,233	$25,059
02/28/26	$25,073	$38,473	$27,010	$38,049	$26,803	$25,950
03/31/26	$24,082	$36,575	$25,659	$36,157	$25,713	$24,906

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	17.00%	5.54%	9.19%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P SmallCap 600® Index	20.50%	4.49%	9.90%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	17.37%	5.94%	9.55%

AssetsNet	$ 359,414,736
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 1,366,438
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$359,414,736 # of Portfolio Holdings201 Portfolio Turnover Rate61% Investment Advisory Fees Paid, Net$1,366,438
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.1%
Industrials	20.9%
Consumer Discretionary	13.7%
Energy	13.1%
Materials	8.9%
Consumer Staples	7.4%
Information Technology	5.9%
Communication Services	1.9%
Health Care	1.4%
Real Estate	1.3%
Other Sectors	0.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Archrock, Inc.	2.7%
California Resources Corp.	2.5%
Magnolia Oil & Gas Corp., Class A	1.9%
Cal-Maine Foods, Inc.	1.9%
Avnet, Inc.	1.8%
Northern Oil & Gas, Inc.	1.8%
Buckle, Inc.	1.7%
Victory Capital Holdings, Inc., Class A	1.7%
LCI Industries	1.6%
Cohen & Steers, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247880
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Growth Fund
Trading Symbol	QSML
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 15.09% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Growth Index, which returned 17.63% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Energy, driven by a mix of positive stock selection and allocation effects in each.

  Consumer Discretionary was also additive for performance in aggregate, largely due to positive stock selection effects offsetting negative allocation impacts.

  Real Estate was also additive due to allocation effects. The Fund held no Real Estate exposure during the year, which produced a large underweight that was additive when the sector eventually underperformed.

  Materials, Industrials and Information Technology all detracted from performance due to negative stock selection effects. Consumer Staples also weighed on performance due to overweighting what ultimately was the worst-performing sector in the benchmark.

  The Fund's emphasis on high-quality companies was not additive during the period, as both the first and fifth quintiles by return-on-equity produced negative performance effects due to poor stock selection. This suggests that the small cap market was not discerning of quality companies during the period and neither rewarded nor punished them disproportionately versus one another.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. SmallCap Quality Growth Fund $11,359	MSCI USA Investable Market Index $13,737	Russell 2000® Growth Index $13,002	Russell 2000® Index $13,111	Russell 3000® Index $13,714	S&P SmallCap 600® Growth Index $12,099	S&P SmallCap 600® Index $12,290	WisdomTree U.S. SmallCap Quality Growth Index $11,451
01/25/24	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
01/31/24	$9,907	$9,951	$9,950	$9,927	$9,954	$9,935	$9,896	$9,910
02/29/24	$10,363	$10,485	$10,758	$10,488	$10,493	$10,360	$10,225	$10,369
03/31/24	$10,585	$10,825	$11,059	$10,864	$10,832	$10,681	$10,557	$10,596
04/30/24	$9,915	$10,354	$10,208	$10,099	$10,355	$10,174	$9,964	$9,927
05/31/24	$10,399	$10,848	$10,754	$10,606	$10,844	$10,730	$10,467	$10,418
06/30/24	$10,121	$11,188	$10,736	$10,508	$11,180	$10,531	$10,228	$10,141
07/31/24	$11,069	$11,391	$11,615	$11,575	$11,388	$11,574	$11,333	$11,096
08/31/24	$10,775	$11,637	$11,487	$11,402	$11,636	$11,385	$11,169	$10,803
09/30/24	$10,936	$11,879	$11,639	$11,482	$11,876	$11,476	$11,264	$10,967
10/31/24	$10,662	$11,791	$11,485	$11,316	$11,789	$11,065	$10,967	$10,695
11/30/24	$11,969	$12,571	$12,893	$12,557	$12,574	$12,303	$12,167	$12,010
12/31/24	$11,092	$12,190	$11,838	$11,520	$12,189	$11,176	$11,199	$11,132
01/31/25	$11,395	$12,567	$12,212	$11,822	$12,574	$11,619	$11,525	$11,439
02/28/25	$10,554	$12,331	$11,385	$11,190	$12,333	$10,933	$10,867	$10,599
03/31/25	$9,870	$11,604	$10,522	$10,428	$11,614	$10,286	$10,199	$9,913
04/30/25	$9,481	$11,526	$10,454	$10,187	$11,536	$10,022	$9,772	$9,529
05/31/25	$10,262	$12,263	$11,126	$10,731	$12,267	$10,627	$10,283	$10,321
06/30/25	$10,643	$12,891	$11,781	$11,315	$12,890	$11,031	$10,699	$10,704
07/31/25	$10,821	$13,183	$11,981	$11,511	$13,174	$11,095	$10,798	$10,886
08/31/25	$11,456	$13,482	$12,690	$12,333	$13,479	$11,700	$11,561	$11,527
09/30/25	$11,448	$13,955	$13,217	$12,717	$13,944	$11,768	$11,674	$11,519
10/31/25	$11,395	$14,265	$13,645	$12,947	$14,243	$11,603	$11,572	$11,471
11/30/25	$11,630	$14,291	$13,552	$13,071	$14,282	$11,896	$11,879	$11,710
12/31/25	$11,713	$14,293	$13,378	$12,996	$14,279	$11,776	$11,873	$11,801
01/31/26	$11,958	$14,530	$13,910	$13,691	$14,501	$12,340	$12,538	$12,051
02/28/26	$11,982	$14,450	$13,876	$13,801	$14,432	$12,704	$12,811	$12,076
03/31/26	$11,359	$13,737	$13,002	$13,111	$13,714	$12,099	$12,290	$11,451

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 1/25/24
Fund NAV Returns	15.09%	6.01%
MSCI USA Investable Market Index	18.38%	15.65%
Russell 2000® Growth Index	23.58%	12.78%
Russell 2000® Index	25.72%	13.21%
Russell 3000® Index	18.09%	15.56%
S&P SmallCap 600® Growth Index	17.63%	9.12%
S&P SmallCap 600® Index	20.50%	9.90%
WisdomTree U.S. SmallCap Quality Growth Index	15.52%	6.40%

AssetsNet	$ 9,765,201
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 34,688
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,765,201 # of Portfolio Holdings392 Portfolio Turnover Rate85% Investment Advisory Fees Paid, Net$34,688
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	21.0%
Consumer Discretionary	17.8%
Information Technology	15.4%
Financials	13.0%
Health Care	10.2%
Energy	9.9%
Consumer Staples	5.6%
Communication Services	3.7%
Materials	3.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	0.9%
Matador Resources Co.	0.9%
Noble Corp. PLC	0.8%
Valaris Ltd.	0.8%
Powell Industries, Inc.	0.7%
EnerSys	0.7%
StoneX Group, Inc.	0.7%
Madison Square Garden Sports Corp.	0.7%
Archrock, Inc.	0.7%
Allegro MicroSystems, Inc.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033617
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Total Dividend Fund
Trading Symbol	DTD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.44% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI USA IMI Value Index, which returned 12.25% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Energy during the period, exclusively due to positive allocation effects. It was overweight Energy by about 4.5% when it was the best-performing sector in the benchmark during the period.

  Health Care and Financials were also additive during the period due to positive stock selection effects.

  Information Technology detracted from performance the most due to poor allocation and stock selection effects.

  Consumer Staples weighed on performance due to negative allocation effects stemming from an overweight when it underperformed, while Communication Services detracted due to a mix of negative allocation and stock selection effects.

  The Fund's focus on dividend-paying U. S. equities was generally not additive during the period, as all five quintiles by dividend yield produced negative performance effects to varying extents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Total Dividend Fund $29,969	MSCI USA Investable Market Index $36,511	MSCI USA IMI Value Index $25,405	Russell 3000® Index $36,033	Russell 3000® Value Index $27,191	WisdomTree U.S. Dividend Index $30,921
03/31/16	$10,000	$10,000	$10,000	$9,966	$10,000	$10,000
04/30/16	$10,050	$10,066	$10,000	$10,028	$10,210	$10,051
05/31/16	$10,201	$10,253	$10,000	$10,207	$10,371	$10,206
06/30/16	$10,417	$10,277	$10,106	$10,228	$10,457	$10,424
07/31/16	$10,717	$10,686	$10,431	$10,634	$10,779	$10,726
08/31/16	$10,681	$10,713	$10,497	$10,661	$10,876	$10,696
09/30/16	$10,675	$10,732	$10,495	$10,678	$10,862	$10,690
10/31/16	$10,454	$10,496	$10,318	$10,447	$10,679	$10,471
11/30/16	$10,894	$10,952	$10,895	$10,914	$11,350	$10,917
12/31/16	$11,182	$11,161	$11,211	$11,127	$11,649	$11,211
01/31/17	$11,256	$11,382	$11,272	$11,337	$11,718	$11,287
02/28/17	$11,682	$11,805	$11,668	$11,758	$12,119	$11,715
03/31/17	$11,647	$11,819	$11,581	$11,766	$11,997	$11,682
04/30/17	$11,688	$11,944	$11,575	$11,891	$11,980	$11,725
05/31/17	$11,756	$12,065	$11,551	$12,013	$11,940	$11,797
06/30/17	$11,853	$12,171	$11,780	$12,121	$12,152	$11,897
07/31/17	$12,028	$12,407	$11,948	$12,350	$12,307	$12,077
08/31/17	$12,029	$12,431	$11,836	$12,373	$12,152	$12,079
09/30/17	$12,323	$12,731	$12,222	$12,675	$12,548	$12,380
10/31/17	$12,509	$13,009	$12,362	$12,952	$12,634	$12,570
11/30/17	$12,960	$13,402	$12,732	$13,345	$13,019	$13,025
12/31/17	$13,111	$13,536	$12,876	$13,478	$13,185	$13,179
01/31/18	$13,538	$14,260	$13,323	$14,189	$13,669	$13,610
02/28/18	$12,900	$13,730	$12,656	$13,666	$13,014	$12,968
03/31/18	$12,667	$13,454	$12,443	$13,392	$12,814	$12,739
04/30/18	$12,695	$13,509	$12,480	$13,442	$12,869	$12,770
05/31/18	$12,930	$13,891	$12,615	$13,822	$12,996	$13,010
06/30/18	$13,016	$13,988	$12,686	$13,912	$13,033	$13,099
07/31/18	$13,489	$14,456	$13,187	$14,374	$13,527	$13,580
08/31/18	$13,790	$14,955	$13,384	$14,879	$13,736	$13,891
09/30/18	$13,832	$14,978	$13,393	$14,903	$13,735	$13,934
10/31/18	$13,168	$13,877	$12,729	$13,806	$12,986	$13,267
11/30/18	$13,499	$14,146	$13,096	$14,083	$13,361	$13,601
12/31/18	$12,279	$12,832	$11,853	$12,772	$12,054	$12,369
01/31/19	$13,231	$13,941	$12,773	$13,868	$13,019	$13,334
02/28/19	$13,668	$14,434	$13,181	$14,356	$13,441	$13,777
03/31/19	$13,819	$14,650	$13,248	$14,566	$13,493	$13,932
04/30/19	$14,288	$15,227	$13,675	$15,147	$13,974	$14,404
05/31/19	$13,379	$14,244	$12,758	$14,167	$13,059	$13,479
06/30/19	$14,286	$15,241	$13,612	$15,162	$13,989	$14,400
07/31/19	$14,478	$15,473	$13,748	$15,387	$14,099	$14,600
08/31/19	$14,183	$15,160	$13,351	$15,074	$13,659	$14,302
09/30/19	$14,673	$15,429	$13,833	$15,338	$14,160	$14,811
10/31/19	$14,912	$15,758	$14,042	$15,668	$14,368	$15,060
11/30/19	$15,334	$16,355	$14,451	$16,264	$14,805	$15,493
12/31/19	$15,751	$16,829	$14,864	$16,734	$15,220	$15,915
01/31/20	$15,444	$16,808	$14,464	$16,715	$14,859	$15,604
02/29/20	$13,989	$15,428	$13,050	$15,347	$13,420	$14,141
03/31/20	$11,781	$13,304	$10,849	$13,236	$11,061	$11,923
04/30/20	$13,146	$15,076	$12,034	$14,989	$12,312	$13,303
05/31/20	$13,558	$15,889	$12,390	$15,791	$12,730	$13,717
06/30/20	$13,667	$16,267	$12,347	$16,152	$12,671	$13,836
07/31/20	$14,154	$17,200	$12,791	$17,069	$13,158	$14,325
08/31/20	$14,771	$18,440	$13,312	$18,306	$13,712	$14,957
09/30/20	$14,304	$17,768	$12,993	$17,639	$13,358	$14,483
10/31/20	$13,960	$17,395	$12,778	$17,258	$13,219	$14,144
11/30/20	$15,595	$19,498	$14,522	$19,358	$15,043	$15,804
12/31/20	$16,156	$20,380	$15,057	$20,229	$15,657	$16,385
01/31/21	$16,006	$20,296	$14,948	$20,139	$15,576	$16,234
02/28/21	$16,330	$20,916	$15,703	$20,768	$16,553	$16,565
03/31/21	$17,453	$21,662	$16,736	$21,513	$17,519	$17,709
04/30/21	$18,076	$22,797	$17,349	$22,622	$18,195	$18,342
05/31/21	$18,388	$22,892	$17,784	$22,725	$18,629	$18,664
06/30/21	$18,402	$23,495	$17,627	$23,285	$18,423	$18,684
07/31/21	$18,766	$23,928	$17,765	$23,679	$18,516	$19,062
08/31/21	$19,219	$24,616	$18,121	$24,354	$18,891	$19,524
09/30/21	$18,348	$23,504	$17,497	$23,262	$18,252	$18,640
10/31/21	$19,386	$25,085	$18,473	$24,835	$19,164	$19,695
11/30/21	$19,121	$24,741	$17,961	$24,457	$18,490	$19,434
12/31/21	$20,380	$25,704	$19,158	$25,420	$19,629	$20,725
01/31/22	$20,081	$24,184	$18,650	$23,924	$19,127	$20,428
02/28/22	$19,780	$23,574	$18,369	$23,322	$18,939	$20,125
03/31/22	$20,374	$24,346	$18,885	$24,078	$19,463	$20,730
04/30/22	$19,477	$22,157	$17,919	$21,917	$18,339	$19,821
05/31/22	$19,954	$22,117	$18,264	$21,888	$18,695	$20,320
06/30/22	$18,420	$20,267	$16,737	$20,057	$17,049	$18,756
07/31/22	$19,506	$22,186	$17,753	$21,938	$18,210	$19,868
08/31/22	$18,960	$21,350	$17,258	$21,120	$17,666	$19,321
09/30/22	$17,387	$19,366	$15,815	$19,161	$16,101	$17,707
10/31/22	$19,314	$20,951	$17,589	$20,733	$17,775	$19,695
11/30/22	$20,417	$22,062	$18,636	$21,815	$18,851	$20,836
12/31/22	$19,604	$20,763	$17,894	$20,537	$18,063	$20,006
01/31/23	$20,279	$22,211	$18,581	$21,952	$19,044	$20,702
02/28/23	$19,668	$21,696	$17,976	$21,439	$18,387	$20,081
03/31/23	$19,672	$22,289	$17,731	$22,012	$18,228	$20,092
04/30/23	$19,914	$22,513	$17,905	$22,247	$18,461	$20,346
05/31/23	$19,171	$22,609	$17,195	$22,333	$17,768	$19,596
06/30/23	$20,322	$24,158	$18,298	$23,858	$18,961	$20,776
07/31/23	$21,038	$25,029	$19,002	$24,713	$19,672	$21,517
08/31/23	$20,586	$24,550	$18,492	$24,236	$19,116	$21,058
09/30/23	$19,790	$23,375	$17,793	$23,082	$18,364	$20,247
10/31/23	$19,287	$22,751	$17,240	$22,470	$17,690	$19,731
11/30/23	$20,613	$24,890	$18,505	$24,565	$19,039	$21,101
12/31/23	$21,650	$26,212	$19,631	$25,868	$20,168	$22,174
01/31/24	$21,814	$26,495	$19,662	$26,155	$20,133	$22,348
02/29/24	$22,577	$27,917	$20,327	$27,571	$20,871	$23,136
03/31/24	$23,557	$28,822	$21,316	$28,460	$21,907	$24,144
04/30/24	$22,591	$27,567	$20,377	$27,208	$20,945	$23,154
05/31/24	$23,421	$28,882	$20,993	$28,493	$21,626	$24,014
06/30/24	$23,725	$29,788	$20,955	$29,375	$21,414	$24,331
07/31/24	$24,722	$30,328	$22,060	$29,922	$22,583	$25,363
08/31/24	$25,425	$30,983	$22,630	$30,573	$23,135	$26,094
09/30/24	$25,819	$31,628	$23,011	$31,205	$23,441	$26,505
10/31/24	$25,736	$31,394	$22,750	$30,976	$23,178	$26,424
11/30/24	$27,165	$33,471	$24,066	$33,037	$24,695	$27,909
12/31/24	$25,710	$32,455	$22,377	$32,027	$22,987	$26,424
01/31/25	$26,563	$33,461	$23,352	$33,038	$24,022	$27,301
02/28/25	$26,997	$32,833	$23,478	$32,405	$24,070	$27,759
03/31/25	$26,187	$30,897	$22,841	$30,515	$23,365	$26,929
04/30/25	$25,378	$30,688	$22,015	$30,310	$22,643	$26,104
05/31/25	$26,309	$32,651	$22,645	$32,231	$23,445	$27,067
06/30/25	$27,192	$34,324	$23,653	$33,869	$24,263	$27,989
07/31/25	$27,557	$35,101	$23,791	$34,615	$24,414	$28,375
08/31/25	$28,422	$35,896	$24,547	$35,416	$25,246	$29,276
09/30/25	$28,908	$37,154	$24,955	$36,638	$25,629	$29,788
10/31/25	$28,738	$37,982	$24,722	$37,423	$25,740	$29,621
11/30/25	$29,382	$38,050	$25,195	$37,526	$26,426	$30,287
12/31/25	$29,365	$37,988	$25,389	$37,518	$26,599	$30,281
01/31/26	$30,432	$38,617	$26,547	$38,100	$27,840	$31,393
02/28/26	$31,226	$38,405	$27,039	$37,919	$28,553	$32,214
03/31/26	$29,969	$36,511	$25,405	$36,033	$27,191	$30,921

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.44%	11.42%	11.60%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
MSCI USA IMI Value Index	12.25%	8.91%	10.20%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 3000® Value Index	16.37%	9.19%	10.52%
WisdomTree U.S. Dividend Index	14.82%	11.79%	11.95%

AssetsNet	$ 1,488,831,397
Holdings Count | Holding	806
Advisory Fees Paid, Amount	$ 3,996,714
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,488,831,397 # of Portfolio Holdings806 Portfolio Turnover Rate16% Investment Advisory Fees Paid, Net$3,996,714
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	18.4%
Information Technology	16.3%
Health Care	12.2%
Energy	9.2%
Industrials	9.0%
Consumer Staples	9.0%
Communication Services	7.2%
Utilities	6.2%
Consumer Discretionary	5.5%
Real Estate	5.0%
Other Sectors	1.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.2%
JPMorgan Chase & Co.	3.0%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Exxon Mobil Corp.	2.4%
Chevron Corp.	2.0%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.7%
AbbVie, Inc.	1.4%
Philip Morris International, Inc.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042125
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Value Fund
Trading Symbol	WTV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 17.47% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited meaningfully from its exposures to Health Care, Consumer Discretionary and Utilities, all due to strong, positive allocation effects.

  Financials weighed negatively on performance due to poor stock selection effects, while Information Technology also produced a performance headwind due to a combination of negative allocation and stock selection effects.

  Consumer Staples also detracted from performance due to allocation effects, resulting from an overweight when the sector lagged the overall benchmark.

  The Fund's emphasis on shareholder yield, which is a combination of dividend yield and net share buyback yield, was additive during the period. The top four of five quintiles, as measured by shareholder yield, all produced positive performance effects due to varying mixes of allocation effects and/or positive stock selection. This suggests that focusing on companies with high shareholder yield metrics was rewarded during the market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Value Fund $35,922	MSCI USA Index $37,584	Russell 1000® Index $36,964	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,979	$10,049	$10,054	$10,210	$10,211
05/31/16	$10,005	$10,233	$10,230	$10,369	$10,304
06/30/16	$9,981	$10,260	$10,254	$10,458	$10,396
07/31/16	$10,224	$10,649	$10,644	$10,762	$10,678
08/31/16	$10,235	$10,665	$10,658	$10,845	$10,741
09/30/16	$10,158	$10,677	$10,667	$10,822	$10,701
10/31/16	$10,065	$10,474	$10,459	$10,655	$10,539
11/30/16	$10,665	$10,853	$10,871	$11,263	$11,203
12/31/16	$10,919	$11,055	$11,075	$11,545	$11,488
01/31/17	$11,013	$11,284	$11,298	$11,627	$11,564
02/28/17	$11,406	$11,728	$11,735	$12,045	$12,009
03/31/17	$11,361	$11,744	$11,743	$11,922	$11,866
04/30/17	$11,529	$11,871	$11,867	$11,900	$11,858
05/31/17	$11,634	$12,033	$12,018	$11,888	$11,820
06/30/17	$11,772	$12,109	$12,102	$12,083	$12,044
07/31/17	$12,017	$12,355	$12,342	$12,243	$12,210
08/31/17	$12,019	$12,396	$12,381	$12,101	$12,068
09/30/17	$12,382	$12,649	$12,644	$12,459	$12,463
10/31/17	$12,672	$12,938	$12,934	$12,549	$12,607
11/30/17	$13,307	$13,332	$13,329	$12,934	$13,034
12/31/17	$13,467	$13,477	$13,477	$13,122	$13,252
01/31/18	$14,099	$14,250	$14,217	$13,630	$13,802
02/28/18	$13,521	$13,727	$13,695	$12,979	$13,045
03/31/18	$13,266	$13,392	$13,384	$12,751	$12,779
04/30/18	$13,199	$13,446	$13,430	$12,793	$12,843
05/31/18	$13,400	$13,774	$13,773	$12,869	$12,876
06/30/18	$13,510	$13,867	$13,862	$12,901	$12,958
07/31/18	$14,001	$14,365	$14,340	$13,411	$13,483
08/31/18	$14,405	$14,841	$14,834	$13,609	$13,666
09/30/18	$14,435	$14,909	$14,890	$13,636	$13,717
10/31/18	$13,383	$13,874	$13,837	$12,930	$12,987
11/30/18	$13,708	$14,144	$14,118	$13,316	$13,329
12/31/18	$12,385	$12,870	$12,833	$12,038	$12,066
01/31/19	$13,713	$13,928	$13,908	$12,975	$13,100
02/28/19	$14,259	$14,395	$14,379	$13,389	$13,395
03/31/19	$14,155	$14,661	$14,629	$13,474	$13,537
04/30/19	$14,905	$15,249	$15,220	$13,952	$14,095
05/31/19	$13,546	$14,285	$14,250	$13,055	$13,028
06/30/19	$14,540	$15,288	$15,250	$13,992	$14,081
07/31/19	$14,783	$15,524	$15,487	$14,108	$14,329
08/31/19	$14,204	$15,254	$15,204	$13,693	$13,958
09/30/19	$14,723	$15,525	$15,467	$14,182	$14,480
10/31/19	$15,102	$15,863	$15,795	$14,380	$14,864
11/30/19	$15,720	$16,460	$16,392	$14,825	$15,437
12/31/19	$16,069	$16,942	$16,865	$15,233	$15,918
01/31/20	$15,409	$16,976	$16,883	$14,905	$15,498
02/29/20	$13,848	$15,591	$15,504	$13,461	$14,024
03/31/20	$11,061	$13,614	$13,455	$11,161	$11,885
04/30/20	$12,612	$15,404	$15,233	$12,416	$13,157
05/31/20	$13,316	$16,206	$16,037	$12,841	$13,577
06/30/20	$13,442	$16,576	$16,391	$12,756	$13,447
07/31/20	$14,003	$17,559	$17,351	$13,260	$13,939
08/31/20	$14,553	$18,878	$18,625	$13,808	$14,438
09/30/20	$14,191	$18,174	$17,944	$13,469	$14,092
10/31/20	$14,203	$17,701	$17,511	$13,292	$13,810
11/30/20	$16,320	$19,749	$19,573	$15,080	$15,589
12/31/20	$17,056	$20,563	$20,401	$15,658	$16,134
01/31/21	$17,422	$20,372	$20,233	$15,515	$15,879
02/28/21	$18,221	$20,904	$20,819	$16,453	$16,819
03/31/21	$19,475	$21,691	$21,607	$17,421	$17,872
04/30/21	$20,267	$22,871	$22,770	$18,117	$18,539
05/31/21	$20,700	$22,981	$22,878	$18,540	$18,987
06/30/21	$20,781	$23,621	$23,451	$18,328	$18,764
07/31/21	$20,979	$24,180	$23,939	$18,475	$18,912
08/31/21	$21,605	$24,893	$24,631	$18,841	$19,238
09/30/21	$20,699	$23,718	$23,500	$18,185	$18,605
10/31/21	$21,607	$25,372	$25,131	$19,108	$19,459
11/30/21	$20,989	$25,117	$24,794	$18,435	$18,826
12/31/21	$22,205	$26,109	$25,798	$19,598	$20,152
01/31/22	$21,514	$24,631	$24,343	$19,142	$19,825
02/28/22	$21,402	$23,909	$23,675	$18,919	$19,540
03/31/22	$21,648	$24,750	$24,474	$19,454	$20,119
04/30/22	$20,588	$22,506	$22,293	$18,356	$19,141
05/31/22	$21,109	$22,457	$22,259	$18,713	$19,454
06/30/22	$18,822	$20,598	$20,395	$17,078	$17,853
07/31/22	$20,423	$22,519	$22,294	$18,211	$18,907
08/31/22	$19,938	$21,637	$21,438	$17,668	$18,370
09/30/22	$18,183	$19,631	$19,454	$16,119	$16,814
10/31/22	$20,289	$21,189	$21,015	$17,771	$18,748
11/30/22	$21,572	$22,342	$22,152	$18,882	$19,877
12/31/22	$20,443	$21,028	$20,863	$18,121	$19,100
01/31/23	$22,475	$22,412	$22,262	$19,060	$20,436
02/28/23	$21,909	$21,877	$21,733	$18,388	$19,828
03/31/23	$21,098	$22,654	$22,420	$18,303	$20,087
04/30/23	$21,130	$22,941	$22,698	$18,579	$20,431
05/31/23	$20,472	$23,090	$22,804	$17,862	$20,042
06/30/23	$22,589	$24,630	$24,344	$19,049	$21,420
07/31/23	$23,579	$25,478	$25,181	$19,719	$22,151
08/31/23	$23,268	$25,049	$24,740	$19,186	$21,544
09/30/23	$22,423	$23,874	$23,578	$18,446	$20,544
10/31/23	$21,457	$23,325	$23,008	$17,795	$20,190
11/30/23	$23,286	$25,524	$25,157	$19,138	$22,122
12/31/23	$24,962	$26,727	$26,398	$20,198	$23,345
01/31/24	$25,038	$27,143	$26,767	$20,219	$23,415
02/29/24	$25,994	$28,599	$28,212	$20,965	$24,128
03/31/24	$27,660	$29,509	$29,116	$22,013	$25,225
04/30/24	$26,089	$28,291	$27,877	$21,073	$24,141
05/31/24	$27,221	$29,642	$29,190	$21,741	$24,859
06/30/24	$26,859	$30,702	$30,156	$21,536	$24,697
07/31/24	$28,158	$31,088	$30,595	$22,637	$25,869
08/31/24	$28,802	$31,837	$31,320	$23,244	$26,634
09/30/24	$29,537	$32,522	$31,990	$23,567	$26,932
10/31/24	$29,652	$32,282	$31,766	$23,308	$26,590
11/30/24	$33,014	$34,303	$33,812	$24,796	$28,125
12/31/24	$30,929	$33,430	$32,869	$23,100	$26,214
01/31/25	$32,187	$34,447	$33,915	$24,169	$26,972
02/28/25	$31,790	$33,905	$33,322	$24,267	$27,087
03/31/25	$30,580	$31,921	$31,394	$23,593	$26,287
04/30/25	$29,627	$31,758	$31,207	$22,874	$25,348
05/31/25	$31,109	$33,807	$33,199	$23,678	$26,112
06/30/25	$32,131	$35,547	$34,880	$24,487	$27,074
07/31/25	$32,557	$36,360	$35,655	$24,628	$27,314
08/31/25	$33,787	$37,074	$36,406	$25,412	$28,254
09/30/25	$34,134	$38,435	$37,668	$25,792	$28,752
10/31/25	$33,905	$39,348	$38,481	$25,906	$29,076
11/30/25	$34,690	$39,359	$38,574	$26,594	$29,567
12/31/25	$35,171	$39,363	$38,577	$26,774	$29,671
01/31/26	$36,341	$39,872	$39,108	$27,996	$30,412
02/28/26	$37,491	$39,521	$38,898	$28,722	$31,103
03/31/26	$35,922	$37,584	$36,964	$27,337	$29,681

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	17.47%	13.03%	13.64%
MSCI USA Index	17.74%	11.62%	14.16%
Russell 1000® Index	17.74%	11.34%	13.97%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%

AssetsNet	$ 2,600,568,986
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 2,116,815
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,600,568,986 # of Portfolio Holdings119 Portfolio Turnover Rate133% Investment Advisory Fees Paid, Net$2,116,815
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	19.7%
Information Technology	13.4%
Consumer Staples	11.9%
Industrials	10.3%
Energy	9.8%
Consumer Discretionary	8.7%
Health Care	6.4%
Utilities	5.1%
Real Estate	5.1%
Communication Services	4.9%
Other Sectors	4.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.0%
Salesforce, Inc.	2.0%
Zoom Communications, Inc., Class A	1.7%
Target Corp.	1.7%
Citigroup, Inc.	1.6%
Chevron Corp.	1.5%
Southwest Airlines Co.	1.5%
Cisco Systems, Inc.	1.4%
Mosaic Co.	1.4%
Ball Corp.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory